                                                     Registration No. 2-89905-01


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1933                        /   /

                         Pre-Effective Amendment No.               /   /
                                                     --

                      Post-Effective Amendment No. 20             / X /
                                                   --

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                  /   /

                             Amendment No.                       /   /
                                           ----

                        (Check appropriate box or boxes.)

                         NML VARIABLE ANNUITY ACCOUNT C
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                               (Name of Depositor)

720 East Wisconsin Avenue, Milwaukee, Wisconsin                          53202
--------------------------------------------------------------------- ----------
       (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's Telephone Number, including Area Code 414-271-1444
                                                  ------------------------------

                      ROBERT J. BERDAN, Vice President and General Counsel
                      720 East Wisconsin Avenue, Milwaukee, Wisconsin  53202
--------------------------------------------------------------------------------
                               (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate space)

              immediately upon filing pursuant to paragraph (b) of Rule 485
        -----
          X   on April 28, 2000 pursuant to paragraph (b) of Rule 485
        -----
              60 days after filing pursuant to paragraph (a)(1) of Rule 485
        -----
              on (DATE) pursuant to paragraph (a)(1) of Rule 485
        -----
              this post-effective amendment designates a new effective date
        ----- for a previously filed post-effective amendment.

                         NML VARIABLE ANNUITY ACCOUNT C


                              CROSS-REFERENCE SHEET


N-4, Part A                                 Heading in
Item                                        Prospectus
----                                        ----------

      1 ....................................Cover Page
      2 ....................................Index of Special Terms
      3 ....................................Right to Examine  Deferred  Contract,  Penalty
                                            Tax on Premature Payments, Expense Table
      4 ....................................Accumulation Unit Values, Financial
                                            Statements
      5 ....................................The  Company,  NML  Variable  Annuity  Account
                                            C, The Funds
      6 ....................................Deductions, Distribution of the Contracts
      7 ....................................The Contracts,  Owners of the Contracts,
                                            Application of Purchase  Payments,  Transfers
                                            Between  Divisions and Payment Plans,
                                            Substitution and Change
      8 ....................................Variable Payment Plans, Fixed Annuity
                                            Payment Plans,   Description  of  Payment  Plans,
                                            Amount  of Annuity   Payments,   Annuity  Unit
                                            Value, Assumed Investment Rate, Transfers
                                            Between Divisions and Payment Plans
      9 ....................................Not Applicable
     10 ....................................Amount and  Frequency, Application of
                                            Purchase Payments, Net Investment Factor,
                                            Distribution  of the Contracts
     11 ....................................Surrender or Withdrawal Value,  Retirement
                                            Benefits, Deferment of Benefit Payments, Right
                                            to Examine Deferred Contract
     12 ....................................Federal Income Taxes
     13 ....................................Not Applicable
     14 ....................................Table of Contents for Statement of Additional
                                            Information

-------------------------------------------------------------------------------

N-4, Part B                                 Heading in Statement
Item                                        of Additional Information
----                                        -------------------------
     15 ....................................Cover Page
     16 ....................................Table of Contents
     17 ....................................General Information
     18 ....................................Experts
     19 ....................................Not Applicable
     20 ....................................Distribution of the Contracts
     21 ....................................Not Applicable
     22 ....................................Determination of Annuity Payments
     23 ....................................Financial Statements

APRIL 28, 2000



         NML VARIABLE ANNUITY ACCOUNT C



         Group Combination Annuity Contracts for
         Retirement Plans of Self-Employed Persons and Their Employees



















                                                              (PHOTO)













         NORTHWESTERN MUTUAL                      The Northwestern Mutual Life
         SERIES FUND, INC. AND                    Insurance Company
         RUSSELL INSURANCE FUNDS                  720 East Wisconsin Avenue
                                                  Milwaukee, Wisconsin 53202
                                                  (414) 271-1444









      P     R     O     S     P     E     C     T     U     S     E     S





                                                NORTHWESTERN MUTUAL(TM)
                                                The Quiet Company(R)

P R O S P E C T U S


GROUP COMBINATION ANNUITY CONTRACTS
NML VARIABLE ANNUITY ACCOUNT C

This prospectus describes group combination annuity contracts (the "Contracts") offered by The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") for use in connection with plans and trusts meeting the requirements of Sections 401 or 403(a) of the Internal Revenue Code of 1986, as amended (the "Code"). Such plans, which are popularly called "HR-10 Plans", afford certain federal income tax benefits to self-employed individuals and to employees and their beneficiaries.

The Contracts provide for the accumulation of funds and the payment of retirement benefits to participants or their beneficiaries ("Annuitants"). You may accumulate funds on a variable or fixed or combination basis. We will pay retirement benefits in a lump sum or under a variable or fixed annuity payment plan. Annuity benefits are described in individual certificates issued to Annuitants.

We fund variable accumulations and retirement benefits through NML Variable Annuity Account C (the "Account"), our separate account. This prospectus describes only the Account and the variable provisions of the Contracts except where there are specific references to the fixed provisions. The Account has sixteen Divisions. You may direct how net considerations are allocated among the Divisions.


We use NML Variable Annuity Account C (the "Account") to keep the money you invest separate from our general assets. The money in the Account is invested in the eleven portfolios of Northwestern Mutual Series Fund, Inc. and the five Russell Insurance Funds. You select the Portfolios or Funds in which you want to invest. Northwestern Mutual Series Fund, Inc.: Small Cap Growth Stock, Aggressive Growth Stock, International Equity, Index 400 Stock, Growth Stock, Growth and Income Stock, Index 500 Stock, Balanced, High Yield Bond, Select Bond, Money Market. Russell Insurance Funds: Multi-Style Equity, Aggressive



Equity, Non-U.S., Real Estate Securities, Core Bond.

The Account has 16 Divisions that correspond to the 11 Portfolios and 5 Funds in which you may invest. The Contracts also permit you to invest on a fixed basis, at rates that we determine. This prospectus describes only the Account and the variable provisions of the Contracts except where there are specific references to the fixed provisions.

We offer two versions of the Contracts: front-load Contracts and simplified-load Contracts. (See "Expense Table", p. 3, and "Deductions", p. 15.)


This prospectus is a concise description of the information you should know before you buy a Contract. We have filed additional information about the Contracts with the Securities and Exchange Commission in a Statement of Additional Information. We incorporate the Statement of Additional Information into this prospectus by reference. We will send you the Statement of Additional Information without charge if you write to The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, or call us at Telephone Number 1-888-455-2232. You will find the table of contents for the Statement of Additional Information following page 16 of this prospectus.


This prospectus is valid only when accompanied by the current prospectuses for Northwestern Mutual Series Fund, Inc. and Russell Insurance Funds which are attached to this prospectus. You should retain this prospectus for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


The Date of this prospectus and the Statement of Additional Information is April 28, 2000.

CONTENTS FOR THIS PROSPECTUS



                                              PAGE                                                   PAGE
                                              ----                                                   ----
PROSPECTUS......................................1                Amount of Annuity Payments..............13

 Group Combination Annuity Contracts
  NML Variable Annuity Account C................1                Assumed Investment Rate.................13

INDEX OF SPECIAL TERMS..........................3               Additional Information...................13

 Penalty Tax on Premature Payments..............3                Transfers Between Divisions and
                                                                  Payment Plans..........................13
EXPENSE TABLE...................................3
                                                                 Owners of the Contracts.................13
ACCUMULATION UNIT VALUES........................6
                                                                 Deferment of Benefit Payments...........13
THE COMPANY....................................10
                                                                 Dividends...............................13
NML VARIABLE ANNUITY
 ACCOUNT C.....................................10                Substitution and Change.................14

THE FUNDS......................................10                Amendments and Termination..............14

                                                                 Financial Statements....................14
THE CONTRACTS..................................11
                                                               FEDERAL INCOME TAXES......................14
 Unallocated Group Annuity Contracts...........11

 Purchase Payments Under the Contracts.........11               Contribution Limits......................14

  Amount and Frequency.........................11               Taxation of Contract Benefits............14

  Application of Purchase Payments.............11               Minimum Distribution Requirement.........15

                                                                Taxation of Northwestern Mutual..........15
 Net Investment Factor.........................12
                                                               DEDUCTIONS................................15
 Benefits Provided Under the Contracts.........12
                                                               DISTRIBUTION OF THE
   Surrender or Withdrawal Value...............12               CONTRACTS................................16

   Retirement Benefits.........................12
                                                               CONTRACTS ISSUED PRIOR TO
 Variable Payment Plans........................12               JANUARY 1, 1992..........................16

        Description of Payment Plans...........12






        THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION
           APPEARS ON THE PAGE FOLLOWING PAGE 16 OF THIS PROSPECTUS.

INDEX OF SPECIAL TERMS

The following special terms used in this prospectus are discussed at the pages indicated.



TERM                                            PAGE       TERM                                          PAGE
----                                            ----       ----                                          ----

ACCUMULATION UNIT................................11        ANNUITANT......................................11
ANNUITY (or ANNUITY PAYMENTS)....................11        OWNER..........................................13
NET INVESTMENT FACTOR............................12        PAYMENT PLANS..................................12
SURRENDER OR WITHDRAWAL VALUE....................12

PENALTY TAX ON PREMATURE PAYMENTS Premature payment of benefits under an annuity contract may cause a penalty tax to be incurred. (See "Taxation of Contract Benefits", p. 14.)

EXPENSE TABLE

FRONT-LOAD CONTRACT
TRANSACTION EXPENSES FOR CONTRACTOWNERS
Maximum Sales Load (as a percentage
of purchase payments)..........................4.5%
Installation Fee...............................None



ANNUAL EXPENSES OF THE ACCOUNT
 (AS A PERCENTAGE OF ASSETS)
Mortality and Expense Risk Fees................0.65%
Other Expenses.................................None
Total Separate Account Annual Expenses.........0.65%


SIMPLIFIED-LOAD CONTRACT
TRANSACTION EXPENSES FOR CONTRACTOWNERS
Maximum Sales Load (as a percentage
of purchase payments)..........................None
Installation Fee...............................$750

ANNUAL EXPENSES OF THE ACCOUNT
 (AS A PERCENTAGE OF ASSETS)
Mortality and Expense Risk Fees................1.25%
Other Expenses.................................None
Total Separate Account Annual Expenses.........1.25%







ANNUAL EXPENSES OF THE PORTFOLIOS AND FUNDS
(AS A PERCENTAGE OF THE ASSETS)                           MANAGEMENT
-------------------------------                           ----------                        TOTAL ANNUAL
                                                         FEES (AFTER                          EXPENSES
                                                         -----------          OTHER        (AFTER EXPENSE
                                                         FEE WAIVER)        EXPENSES       REIMBURSEMENT)
                                                         -----------        ---------      ---------------

Northwestern Mutual Series Fund, Inc.
-------------------------------------
                                                                                                  >
   Small Cap Growth Stock*                                   0.79%            0.21%            1.00%
   Aggressive Growth Stock                                   0.51%            0.00%            0.51%
   International Equity                                      0.67%            0.07%            0.74%
   Index 400 Stock*                                          0.25%            0.10%            0.35%
   Growth Stock                                              0.43%            0.00%            0.43%
   Growth and Income Stock                                   0.57%            0.00%            0.57%
   Index 500 Stock                                           0.20%            0.00%            0.20%
   Balanced                                                  0.30%            0.00%            0.30%
   High Yield Bond                                           0.49%            0.01%            0.50%
   Select Bond                                               0.30%            0.00%            0.30%
   Money Market                                              0.30%            0.00%            0.30%
Russell Insurance Funds*
-------------------------
   Multi-Style Equity                                        0.49%            0.43%            0.92%
   Aggressive Equity                                         0.53%            0.72%            1.25%
   Non-U.S.                                                  0.00%            1.30%            1.30%
   Real Estate Securities                                    0.85%            0.30%            1.15%
   Core Bond                                                 0.12%            0.68%            0.80%

-------------------
* For the Russell Insurance Funds (the "Fund"), the Small Cap Growth Stock Portfolio and the Index 400 Stock Portfolio (the "Portfolios"), the adviser has voluntarily agreed to waive a portion of the management fee, up to the full amount of the fee, equal to the amount by which the Fund's and Portfolios' total operating expenses exceed the amounts shown above under "Total Annual Expenses (After Expense Reimbursement)". The adviser has also agreed to reimburse the Fund and Portfolios for all remaining expenses after fee waivers which exceed the amounts shown above under that heading. Absent the fee waiver and expense reimbursement, the management fees and total annual expenses would be 0.78% and 0.93% for the Multi-Style Equity Fund; 0.95% and 1.34% for the Aggressive Equity Fund; 0.95% and 1.50% for the Non-U.S. Fund; 0.85% and 1.15% for the Real Estate Securities Fund; 0.60% and 0.86% for the Core Bond Fund; 0.79% and 1.03% for the Small Cap Growth Stock Portfolio; and 0.25% and 0.46% for the Index 400 Stock Portfolio.

EXAMPLE

FRONT-LOAD CONTRACT - The plan would pay the following expenses on each $1,000 investment, assuming 5% annual return:



                                              1 YEAR               3 YEARS               5 YEARS              10 YEARS
                                              ------               ------                -------              --------
Northwestern Mutual Series Fund, Inc.
--------------------------------------

   Small Cap Growth Stock                        $61                  $ 95                 $131                   $232
   Aggressive Growth  Stock                      $56                  $ 80                 $106                   $180
   International Equity                          $59                  $ 87                 $118                   $204
   Index 400 Stock                               $55                  $ 75                 $ 98                   $162
   Growth Stock                                  $56                  $ 78                 $102                   $171
   Growth and Income Stock                       $57                  $ 82                 $109                   $186
   Index 500 Stock                               $53                  $ 71                 $ 90                   $145
   Balanced                                      $54                  $ 74                 $ 95                   $156
   High Yield Bond                               $56                  $ 80                 $105                   $178
   Select Bond                                   $54                  $ 74                 $ 95                   $156
   Money Market                                  $54                  $ 74                 $ 95                   $156
Russell Insurance Funds
------------------------
   Multi-Style Equity                            $60                  $ 92                  $127                  $223
   Aggressive Equity                             $63                  $102                  $143                  $257
   Non-U.S.                                      $64                  $103                  $145                  $262
   Real Estate Securities                        $62                  $ 99                  $138                  $247
   Core Bond                                     $59                  $ 89                  $121                  $211

SIMPLIFIED LOAD CONTRACT - The plan would pay the following expenses on each $1,000 investment, assuming 5% annual return:

                                              1 YEAR               3 YEARS               5 YEARS              10 YEARS
                                              ------               -------               -------              --------
Northwestern Mutual Series Fund, Inc.
--------------------------------------
   Small Cap Growth Stock                        $24                   $72                  $122                  $260
   Aggressive Growth  Stock                      $19                   $57                  $ 97                  $209
   International Equity                          $22                   $64                  $109                  $233
   Index 400 Stock                               $18                   $52                  $ 89                  $191
   Growth Stock                                  $19                   $54                  $ 93                  $200
   Growth and Income Stock                       $20                   $59                  $100                  $215
   Index 500 Stock                               $16                   $47                  $ 81                  $175
   Balanced                                      $17                   $50                  $ 86                  $186
   High Yield Bond                               $19                   $57                  $ 96                  $207
   Select Bond                                   $17                   $50                  $ 86                  $186
   Money Market                                  $17                   $50                  $ 86                  $186
Russell Insurance Funds
-------------------------
   Multi-Style Equity                            $24                   $69                  $118                  $252
   Aggressive Equity                             $27                   $79                  $134                  $285
   Non-U.S.                                      $27                   $81                  $137                  $290
   Real Estate Securities                        $26                   $76                  $129                  $275
   Core Bond                                     $22                   $66                  $112                  $239



NOTE: THE PURCHASE PAYMENTS FOR EITHER A FRONT-LOAD CONTRACT OR A SIMPLIFIED-LOAD CONTRACT MUST REACH A TOTAL MINIMUM AMOUNT OF $25,000 DURING THE FIRST CONTRACT YEAR. THE INSTALLATION FEE OF $750 IS DIVIDED BETWEEN THE FUNDS FOR THE SIMPLIFIED-LOAD FEE TABLE. THE NUMBERS ABOVE MUST BE MULTIPLIED BY 25 TO FIND THE EXPENSES FOR A FRONT-LOAD CONTRACT OR A SIMPLIFIED-LOAD CONTRACT OF THIS MINIMUM SIZE.

The purpose of the table above is to assist you in understanding the expenses paid by the Account and the Portfolios and Funds borne by investors in the Contracts. The sales load for a front-load Contract depends on the amount of cumulative purchase payments. For both Contracts an annual administration fee of $150 applies if the Contract value is less than $25,000 on the Contract anniversary. The table does not include any expenses for premium taxes. We currently make no charges for premium taxes. See "Deductions", p. 15 for additional information about expenses for the Contracts. The expenses shown in the table for the Portfolios and Funds show the annual expenses for each, as a percentage of their average net assets, based on 1999 operations for the Portfolios and their predecessors and the Funds. Expenses for each of the Russell Insurance Funds reflect fee waivers and expense reimbursements that the Funds' adviser has voluntarily agreed to make for 2000. These may be changed at any time without notice. Absent the fee waivers and expense reimbursements the expenses would be higher. See the disclosure at the bottom of page 3. For additional information about expenses of the Portfolios and Funds, see the prospectuses for Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds attached to this prospectus.

The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown, subject to the guarantees of the Contracts.

ACCUMULATION UNIT VALUES

CONTRACTS ISSUED AFTER DECEMBER 31, 1991
NORTHWESTERN MUTUAL SERIES, FUND, INC.
                                                FOR THE YEARS ENDED DECEMBER 31





                             1999      1998         1997        1996       1995       1994        1993        1992
                             ----      ----         ----        ----       ----       ----        ----        ----

SMALL CAP GROWTH STOCK
DIVISION
 Front Load Version
  Beginning of Period*         $1.000    --           --          --          --        --          --         --

  End of Period                $1.853    --           --          --          --        --          --         --

 Simplified Load Version
  Beginning of Period*         $1.000    --           --          --          --        --          --         --

  End of Period                $1.846    --           --          --          --        --          --         --

 Number of Units
  Outstanding, End of
     Period
  Front Load                   73,643    --           --          --          --        --          --         --
  Simplified Load             360,069    --           --          --          --        --          --         --


AGGRESSIVE GROWTH STOCK
DIVISION
 Front Load Version
  Beginning of Period          $2.512     $2.350      $2.078    $1.777      $1.284      $1.226     $1.036   $0.984
  End of Period                $3.588     $2.512      $2.350    $2.078      $1.777      $1.284     $1.226   $1.036

 Simplified Load Version
  Beginning of Period          $3.822     $3.598      $3.200    $2.753      $2.001      $1.922     $1.634   $1.562
  End of Period                $5.428     $3.822      $3.598    $3.200      $2.753      $2.001     $1.922   $1.634
 Number of Units
  Outstanding, End of
     Period
  Front Load                2,776,961  2,921,309   3,169,006  3,197,341  2,242,402  1,206,187   1,370,746  821,911
  Simplified Load           6,707,103  8,671,088   8,989,193  7,872,553  5,316,689  3,503,170   1,538,447  411,718

INTERNATIONAL EQUITY
DIVISION
 Front Load Version
  Beginning of Period**        $1.958     $1.881      $1.686     $1.402     $1.232     $1.241    $1.000        --

  End of Period                $2.391     $1.958      $1.881     $1.686     $1.402     $1.232    $1.241        --

 Simplified Load Version
  Beginning of Period**        $1.893     $1.829      $1.649     $1.380     $1.220     $1.236    $1.000        --

  End of Period                $2.298     $1.893      $1.829     $1.649     $1.380     $1.220    $1.236        --

 Number of Units
  Outstanding, End of
     Period
  Front Load                2,301,771  2,807,888   3,021,349  2,709,249  2,009,228  1,453,091   743,216        --
  Simplified Load           5,480,221  6,652,248   7,247,144  5,703,032  3,972,573  2,764,466   591,810        --


INDEX 400 STOCK DIVISION
 Front Load Version
  Beginning of Period*         $1.000    --           --          --          --        --          --         --

  End of Period                $1.123    --           --          --          --        --          --         --

 Simplified Load Version
  Beginning of Period*         $1.000    --           --          --          --        --          --         --

  End of Period                $1.119    --           --          --          --        --          --         --

 Number of Units
  Outstanding, End of
     Period
  Front Load                   13,563    --           --          --          --        --          --         --

  Simplified Load             398,635    --           --          --          --        --          --         --


GROWTH STOCK DIVISION
 Front Load Version
  Beginning of Period+         $2.561     $2.035      $1.577     $1.313     $1.010     $1.000       --         --

  End of Period                $3.117     $2.561      $2.035     $1.577     $1.313     $1.010       --         --

 Simplified Load Version
  Beginning of Period+         $2.491     $1.991      $1.552     $1.300     $1.006     $1.000       --         --

  End of Period                $3.013     $2.491      $1.991     $1.552     $1.300     $1.006       --         --

 Number of Units
  Outstanding, End of
     Period
  Front Load                  995,796    845,190     710,110    587,482    361,207    149,268      --          --
  Simplified Load           3,646,722  3,373,983   2,159,985  1,742,522    586,644    177,918      --          --


GROWTH AND INCOME STOCK
DIVISION
 Front Load Version
  Beginning of Period+         $2.449     $2.002      $1.550     $1.300     $0.998     $1.000       --         --

  End of Period                $2.615     $2.449      $2.002     $1.550     $1.300     $0.998       --         --

 Simplified Load Version
  Beginning of Period+         $2.382     $1.959      $1.525      $1.287    $0.994     $1.000       --         --

  End of Period                $2.528     $2.382      $1.959      $1.525    $1.287     $0.994       --         --

 Number of Units
  Outstanding, End of
   Period
  Front Load                1,704,699  2,452,149   1,970,478   1,357,354   861,211    418,974       --         --
  Simplified Load           5,912,799  5,876,089   4,547,004   2,769,823 1,733,022    745,425       --         --



* The initial investments in Small Cap Growth Stock Division and the Index 400 Stock Division were made on April 30, 1999.
** The initial investment in the International Equity Division was made on
   April 30, 1993.
+ The initial investments in the Growth Stock Division and Growth and Income Stock Division were made on May 3, 1994.

ACCUMULATION UNIT VALUES

NORTHWESTERN MUTUAL SERIES FUND, INC.





                                                              FOR THE YEARS ENDED DECEMBER 31

                             1999          1998        1997       1996        1995        1994       1993      1992
                             ----          ----        ----       ----        ----        ----       ----      ----

INDEX 500 STOCK DIVISION
 Front Load Version
  Beginning of Period          $3.279       $2.564      $1.937     $1.588      $1.165      $1.159    $1.062     $0.997

  End of Period                $3.938       $3.279      $2.564     $1.937      $1.588      $1.165    $1.159     $1.062

 Simplified Load Version
  Beginning of Period          $4.119       $3.240      $2.463     $2.032      $1.499      $1.500    $1.384     $1.306

  End of Period                $4.919       $4.119      $3.240     $2.463      $2.032      $1.499    $1.500     $1.384

 Number of Units
  Outstanding, End of
    Period
  Front Load                4,131,824    4,231,423   3,966,706  3,880,961   2,399,586   1,918,074 1,919,768    921,624
  Simplified Load           9,809,484   10,493,642   9,442,314  8,015,553   5,080,179   3,939,802 2,767,397    599,961


BALANCED DIVISION
 Front Load Version
  Beginning of Period          $2.281       $1.931      $1.600     $1.419      $1.130     $1.138     $1.045     $0.999

  End of Period                $2.520       $2.281      $1.931     $1.600      $1.419     $1.130     $1.138     $1.045

 Simplified Load Version
  Beginning of Period          $6.805       $5.796      $4.830     $4.311      $3.453     $3.497     $3.232     $3.107

  End of Period                $7.473       $6.805      $5.796     $4.830      $4.311     $3.453     $3.497     $3.232

 Number of Units
  Outstanding, End of
    Period
  Front Load                6,183,051    6,324,558   6,187,478  5,934,240   5,275,308  3,879,218  4,987,943  3,980,687
  Simplified Load           6,319,468    7,165,398   6,839,439  5,971,232   4,902,410  4,108,593  3,002,098  1,445,698


HIGH YIELD BOND DIVISION
 Front Load Version
  Beginning of Period*         $1.590       $1.630      $1.416     $1.190      $1.026     $1.000     --         --

  End of Period                $1.572       $1.590      $1.630     $1.416      $1.190     $1.026     --         --

 Simplified Load Version
  Beginning of Period*         $1.546       $1.595      $1.394     $1.178      $1.022     $1.000     --         --

  End of Period                $1.520       $1.546      $1.595     $1.394      $1.178     $1.022     --         --

 Number of Units
  Outstanding, End of
    Period
  Front Load                  409,857      441,272     423,726    275,323      90,184     47,321      --        --

  Simplified Load           1,556,400    1,917,813   1,219,819    626,090     313,810    149,862      --        --



SELECT BOND DIVISION
 Front Load Version
  Beginning of Period          $1.585       $1.490      $1.370     $1.335      $1.128     $1.169     $1.066     $1.003

  End of Period                $1.559       $1.585      $1.490     $1.370      $1.335     $1.128     $1.169     $1.066

 Simplified Load Version
  Beginning of Period          $7.157       $6.768      $6.261     $6.137      $5.217     $5.437     $4.990     $4.722

  End of Period                $6.996       $7.157      $6.768     $6.261      $6.137     $5.217     $5.437     $4.990

 Number of Units
  Outstanding, End of
    Period
  Front Load                2,264,883    2,718,375   2,574,248  2,676,832   1,800,898  1,668,091  2,389,345    736,697
  Simplified Load           1,068,272    1,231,485   1,034,899    966,414     677,396    503,763    328,979    133,930



MONEY MARKET DIVISION
  Beginning of Period          $1.308       $1.249      $1.192     $1.140      $1.084     $1.048     $1.026     $0.999

  End of Period                $1.366       $1.308      $1.249     $1.192      $1.140     $1.084     $1.048     $1.026

 Simplified Load Version
  Beginning of Period          $2.436       $2.340      $2.246     $2.161      $2.067     $2.012     $1.980     $1.940

  End of Period                $2.529       $2.436      $2.340     $2.246      $2.161     $2.067     $2.012     $1.980

 Number of Units
  Outstanding, End of
    Period
  Front Load                1,879,181    1,905,815   1,710,473  2,829,669   2,956,017  3,313,061    218,747    127,838

  Simplified Load           6,539,184    6,483,460   5,844,682  3,818,067   1,890,645  1,453,033    810,405    485,704


* The initial investment in the High Yield Bond Division was made on May 3,
1994.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED AFTER DECEMBER 31, 1991 (CONTINUED)

RUSSELL INSURANCE FUNDS
-----------------------


                                 FOR THE EIGHT MONTHS ENDED                                         FOR THE EIGHT MONTHS ENDED
                                 --------------------------                                         --------------------------
                                         DECEMBER 31                                                       DECEMBER 31
                                         -----------                                                       -----------
                                            1999                                                              1999
                                            ----                                                              ----

     MULTI-STYLE EQUITY DIVISION                                   REAL ESTATE SECURITIES DIVISION
     Front Load Version                                            Front Load Version
      Beginning of Period*                $1.000                    Beginning of Period*                     $1.000
      End of Period                       $1.071                    End of Period                            $0.923
     Simplified Load Version                                       Simplified Load Version
      Beginning of Period*                $1.000                    Beginning of Period*                     $1.000
      End of Period                       $1.067                    End of Period                            $0.920
     Number of Units                                               Number of Units
     Outstanding, End of Period                                    Outstanding, End of Period
      Front Load                         297,016                    Front Load                               36,624
      Simplified Load                  1,126,401                    Simplified Load                          36,814

     AGGRESSIVE EQUITY DIVISION                                    CORE BOND DIVISION
     Front Load Version                                            Front Load Version
      Beginning of Period*                $1.000                    Beginning of Period*                     $1.000
      End of Period                       $1.104                    End of Period                            $0.987
     Simplified Load Version                                       Simplified Load Version
      Beginning of Period*                $1.000                    Beginning of Period*                     $1.000
      End of Period                       $1.100                    End of Period                            $0.983
     Number of Units                                               Number of Units
     Outstanding, End of Period                                    Outstanding, End of Period
      Front Load                          79,144                    Front Load                              239,265
      Simplified Load                    230,607                    Simplified Load                         150,425

     NON-U.S. DIVISION
     Front Load Version
      Beginning of Period*                $1.000
      End of Period                       $1.248
     Simplified Load Version
      Beginning of Period*                $1.000
      End of Period                       $1.243
     Number of Units
     Outstanding, End of Period
      Front Load                         151,721
      Simplified Load                    297,512



*The initial investment was made on April 30, 1999.

ACCUMULATION  UNIT VALUES


CONTRACTS ISSUED BETWEEN APRIL 30, 1984 AND DECEMBER 31, 1991
NORTHWESTERN MUTUAL SERIES FUND, INC.


                                                        FOR THE YEARS ENDED DECEMBER 31
                                 ---------------------------------------------------------------------------------------------------
                                     1999               1998            1997            1996                  1995            1994
                                     ----               ----            ----            ----                  ----            ----
SMALL CAP GROWTH STOCK DIVISION
  Beginning of Period#              $10.000               --                --               --                  --               --
  End of Period                     $18.611               --                --               --                  --               --
Number of Units
  Outstanding, End of Period          7,543               --                --               --                  --               --


AGGRESSIVE GROWTH STOCK DIVISION
  Beginning of Period*              $39.854          $37.055           $32.543          $27.649             $19.849          $18.832
  End of Period                     $57.304          $39.854           $37.055          $32.543             $27.649          $19.849
Number of Units
  Outstanding, End of Period      1,627,058        1,801,179         1,935,434        1,944,411           1,397,885        1,239,328


INTERNATIONAL EQUITY DIVISION
  Beginning of Period**              $2.032           $1.938            $1.726           $1.427              $1.245           $1.246
  End of Period                      $2.497           $2.032            $1.938           $1.726              $1.427           $1.245
Number of Units
   Outstanding, End of Period    18,571,580       20,139,790        23,069,550       20,439,570          14,747,734       15,153,296


INDEX 400 STOCK DIVISION
  Beginning of Period#              $10.000               --                --               --                  --               --
  End of Period                     $11.283               --                --               --                  --               --
Number of Units
  Outstanding, End of Period          1,071               --                --               --                  --               --


GROWTH STOCK DIVISION
  Beginning of Period+              $26.399          $20.837           $16.047          $13.272             $10.145               --
  End of Period                     $32.337          $26.399           $20.837          $16.047             $13.272               --
Number of Units
  Outstanding, End of Period        792,443          651,556           482,897          378,236              63,881               --


GROWTH AND INCOME STOCK DIVISION
  Beginning of Period+              $25.246          $20.502           $15.767          $13.143             $10.024               --
  End of Period                     $27.135          $25.246           $20.502          $15,767             $13.143               --
Number of Units
  Outstanding, End of Period        798,291          801,964           711,558          424,144             117,004               --


INDEX 500 STOCK DIVISION
  Beginning of Period++             $46.522          $36.142           $27.134          $22.105             $16.105          $15.916
 End of Period                      $56.250          $46.522           $36.142          $27.134             $22.105          $16.105
Number of Units
  Outstanding, End of Period      2,756,358        2,699,180         2,558,205        2,386,284           2,232,983        2,284,637


BALANCED DIVISION
  Beginning of Period               $84.987          $71.491           $58.832          $51.856              $28.39          $41.029
  End of Period                     $94.505          $84.987           $71.491          $58.832              $28.69          $51.856
Number of Units
  Outstanding, End of Period      1,066,998        1,211,837         1,341,930        1,489,658             2,853,4        1,889,324


HIGH YIELD BOND DIVISION
  Beginning of Period+              $16.385          $16.693           $14.409          $12.030             $10.302               --
  End of Period                     $16.310          $16.385           $16.693          $14.409             $12.030               --
Number of Units
  Outstanding, End of Period        205,407          301,661           235,585          119,423              21,583               --


SELECT BOND DIVISION
  Beginning of Period               $89.873          $83.939           $76.682          $74.223             $62.322          $64.139
  End of Period                     $88.954          $89.873           $83.939          $76.682             $74.223          $62.322
Number of Units
  Outstanding, End of Period         72,428           84,033            85,036           97,868             124,163          150,232


MONEY MARKET DIVISION
  Beginning of Period               $28.924          $27.435           $26.011          $24.706             $23.346          $22.436
  End of Period                     $30.400          $28.924           $27.435          $26.011             $24.706          $23.346
Number of Units
  Outstanding, End of Period          7,939           45,209            38,584           57,013              62,209          200,510





                                                 FOR THE YEARS ENDED DECEMBER 31
                                 --------------------------------------------------------------
                                       1993            1992            1991               1990
                                       ----            ----            ----               ----
SMALL CAP GROWTH STOCK DIVISION
  Beginning of Period#                   --               --               --                --
  End of Period                          --               --               --                --
Number of Units
  Outstanding, End of Period             --               --               --                --


AGGRESSIVE GROWTH STOCK DIVISION
  Beginning of Period*              $15.810          $14.923          $10.000                --
  End of Period                     $18.832          $15.810          $14.923                --
Number of Units
  Outstanding, End of Period        910,764          594,531           40,650                --


INTERNATIONAL EQUITY DIVISION
  Beginning of Period**              $1.000               --               --                --
  End of Period                      $1.246               --               --                --
Number of Units
   Outstanding, End of Period     1,128,950               --               --                --


INDEX 400 STOCK DIVISION
  Beginning of Period#                   --               --               --                --
  End of Period                          --               --               --                --
Number of Units
  Outstanding, End of Period             --               --               --                --


GROWTH STOCK DIVISION
  Beginning of Period+                   --               --               --                --
  End of Period                          --               --               --                --
Number of Units
  Outstanding, End of Period             --               --               --                --


GROWTH AND INCOME STOCK DIVISION
  Beginning of Period+                   --               --               --                --
  End of Period                          --               --               --                --
Number of Units
  Outstanding, End of Period             --               --               --                --


INDEX 500 STOCK DIVISION
  Beginning of Period++             $14.500          $13.519          $10.000                --
 End of Period                      $15.916          $14.500          $13.519                --
Number of Units
  Outstanding, End of Period      2,454,444          246,820           36,842                --


BALANCED DIVISION
  Beginning of Period               $41.036          $37.449          $35.557           $28.690
  End of Period                     $41.029          $41.036          $37.449           $35.557
Number of Units
  Outstanding, End of Period      2,327,834        2,660,165        2,787,942         2,872,612


HIGH YIELD BOND DIVISION
  Beginning of Period+                   --               --               --                --
  End of Period                          --               --               --                --
Number of Units
  Outstanding, End of Period             --               --               --                --


SELECT BOND DIVISION
  Beginning of Period               $58.132          $54.335          $46.489           $42.915
  End of Period                     $64.139          $58.132          $54.335           $46.489
Number of Units
  Outstanding, End of Period        157,630          170,104          162,656           139,272


MONEY MARKET DIVISION
  Beginning of Period               $21.814          $21.110          $19.973           $18.488
  End of Period                     $22.436          $21.814          $21.110           $19.973
Number of Units
  Outstanding, End of Period        341,361          355,217          476,920           427,960



# The initial investments in the Small Cap Growth Stock Division and the Index 400 Stock Division were made on April 30, 1999.
* The initial investment in the Aggressive Growth Stock Division was made on January 25, 1991.
** The initial investment in the International Equity Division was made on April 30, 1993.
+ The initial investments in the Growth Stock Division, Growth and Income Stock Division, and High Yield Bond Division were made on May 3, 1994.
++ The initial investment in the Index 500 Stock Division was made on January 16, 1991.

ACCUMULATION UNIT VALUES

RUSSELL INSURANCE FUNDS
-----------------------




                                   FOR THE EIGHT MONTHS ENDED                                      FOR THE EIGHT MONTHS ENDED
                                   --------------------------                                      --------------------------
                                           DECEMBER 31                                                     DECEMBER 31
                                           -----------                                                     -----------
                                               1999                                                            1999
                                               ----                                                            ----

     MULTI-STYLE EQUITY DIVISION                                   REAL ESTATE SECURITIES DIVISION
      Beginning of Period*                  $10.000                 Beginning of Period*                   $10.000
      End of Period                         $10.760                 End of Period                           $9.274
     Number of Units                                               Number of Units
      Outstanding, End of Period             17,246                 Outstanding, End of Period               3,723

     AGGRESSIVE EQUITY DIVISION                                    CORE BOND DIVISION
      Beginning of Period*                  $10.000                 Beginning of Period*                   $10.000
      End of Period                         $11.091                 End of Period                           $9.914
     Number of Units                                               Number of Units
      Outstanding, End of Period                950                 Outstanding, End of Period                   0

     NON-U.S. DIVISION
      Beginning of Period*                  $10.000
      End of Period                         $12.534
     Number of Units
      Outstanding, End of Period                  0

*The initial investment was made on April 30, 1999.


--------------------------------------------------------------------------------
THE COMPANY

The Northwestern Mutual Life Insurance Company was organized by a special act of the Wisconsin Legislature in 1857. It is the nation's fifth largest life insurance company, based on total assets in excess of $85 billion on December 31, 1999, and is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States.

Northwestern Mutual sells life and disability insurance policies and annuity contracts through its own field force of approximately 6,000 full time producing agents. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

"We" in this prospectus means Northwestern Mutual.



--------------------------------------------------------------------------------
NML VARIABLE ANNUITY ACCOUNT C

We established the Account on July 22, 1970 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law.

The Account has sixteen Divisions. The money you invest to provide variable benefits under your Contract is placed in one or more of the Divisions as you direct.

Under Wisconsin law, the investment operations of the Account are kept separate from our other operations. The values for your Contract will not be affected by income, gains or losses for the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Account for your Contract will determine the value of your Contract benefits and will not affect the rest of our business. The assets in the Account are reserved for you and other Contract owners, although the assets belong to us and we do not hold the assets as a trustee. We and our creditors cannot reach those assets to satisfy other obligations until our obligations under your Contract have been satisfied. But all of our assets (except those we hold in some other separate accounts) are available to satisfy our obligations under your Contract.

The Account is not registered as an investment company under the Investment Company Act of 1940.
--------------------------------------------------------------------------------
THE FUNDS

Northwestern Mutual Series Fund, Inc. is composed of eleven separate portfolios which operate as separate mutual funds. The portfolios are the Small Cap Growth Stock Portfolio, Aggressive Growth Stock Portfolio, International Equity Portfolio, Index 400 Stock Portfolio, Growth Stock Portfolio, Growth and Income Stock Portfolio, Index 500 Stock Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Select Bond Portfolio and Money Market Portfolio. The Account buys shares of each Portfolio at net asset value, that is, without any sales charge.

Northwestern Mutual Investment Services, LLC ("NMIS"), our wholly-owned subsidiary, is the investment adviser to the Fund. We provide the people and facilities that NMIS uses in performing its investment advisory functions, and we are a party to the investment advisory agreement. We and NMIS also perform certain administrative functions and act as co-depositors of the Account. NMIS has retained J.P. Morgan Investment Management, Inc. and Templeton Investment Counsel, Inc. under investment sub-advisory agreements to provide investment advice to the Growth and Income Stock Portfolio and the International Equity Portfolio.

The Russell Insurance Funds include five separate portfolios which operate as separate mutual funds. These are the Multi-Style Equity Fund, Aggressive Equity Fund, Non-U.S. Fund, Real Estate Securities Fund and Core Bond Fund. The Account buys shares of each of the Russell Insurance Funds at net asset value, that is, without any sales charge.

The assets of each of the Russell Insurance Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company ("Russell"), and an affiliate of Russell, Frank Russell Investment Management Company ("FRIMCo"). FRIMCo also advises, operates and administers the Russell Insurance Funds. Russell is our majority-owned subsidiary.

FOR MORE INFORMATION REGARDING THE MUTUAL FUNDS, INCLUDING INFORMATION ABOUT THEIR INVESTMENT OBJECTIVES AND EXPENSES, SEE THE PROSPECTUSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC. AND RUSSELL INSURANCE FUNDS ATTACHED TO THIS PROSPECTUS. YOU SHOULD READ THE MUTUAL FUND PROSPECTUSES CAREFULLY BEFORE YOU INVEST IN THE CONTRACTS.


--------------------------------------------------------------------------------
THE CONTRACTS

UNALLOCATED GROUP ANNUITY CONTRACTS

The Contracts are unallocated group annuity contracts. The Contracts do not provide for the establishment of individual accounts for Plan or Trust participants until participants become entitled to receive benefits from the Plan or Trust. When a participant retires or otherwise becomes entitled to receive benefits, you may direct us to pay annuity benefits to the participant. (See "Retirement Benefits", p. 12). We will then issue the Annuitant a Certificate describing the benefits which have been selected. (See "Variable Payment Plans", p. 12.) Benefits available to Participants are determined entirely by the provisions of the Plan or Trust.

PURCHASE PAYMENTS UNDER THE CONTRACTS

AMOUNT AND FREQUENCY You determine the amount and frequency of purchase payments subject to the provisions of the Plan or Trust. You may pay larger or additional purchase payments. However, we will not accept (a) any purchase payment unless it is a contribution for funding or for the payment of fees or loads under a pension or profit-sharing plan or trust which meets the requirements of Section 401 of the Code or the requirements for deduction of the employer's contribution under Section 404(a)(2) of the Code; or (b) any purchase payment of less than $100.

You may pay purchase payments monthly, quarterly, semiannually, annually or on any other frequency acceptable to us. If a purchase payment is not paid when due, or if we decline to accept a purchase payment as provided above, the Contract will continue in force unless you redeem all Accumulation Units for their value. You may resume payment of purchase payments at any time the Contract is in force.

APPLICATION OF PURCHASE PAYMENTS We credit net purchase payments to your Contract, after deduction of any sales load or installation fee, and we allocate the payments as you direct. To the extent that you direct a net purchase payment to accumulate on a variable basis we place it in the Account and allocate it to one or more Divisions. Assets we allocate to each Division we thereupon invest in shares of the Portfolio or Fund which corresponds to that Division. If we receive no allocation instructions, we will place the net purchase payment in the Money Market Division.

We apply payments we place in the Account to provide "Accumulation Units" in one or more Divisions. Accumulation Units represent your interest in the Account. The number of Accumulation Units provided by each net purchase payment is determined by dividing the amount to be allocated to a Division by the value of an Accumulation Unit in that Division, based upon the next valuation of the assets of the Division we make after we receive your purchase payment at our Home Office. Receipt of purchase payments at a lockbox facility we have designated will be considered the same as receipt at the Home Office. We value assets as of the close of trading on the New York Stock Exchange for each day the Exchange is open.

The number of your Accumulation Units will be increased by additional purchase payments and decreased by withdrawals. The investment experience of the Account does not change the number (as distinguished from the value) of your Accumulation Units.

The value of an Accumulation Unit in each Division varies with the investment experience of the Division. This in turn is determined by the investment experience of the corresponding Portfolio or Fund. We determine the value of an Accumulation Unit on any date by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division for the current period. (See "Net Investment Factor", p. 12.) Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Unit. That value may be less than, equal to or more than the cumulative net purchase payments you have made.

NET INVESTMENT FACTOR

For each Division the net investment factor for any period ending on a valuation date is 1.000000 plus the net investment rate for the Division for that period. Under the Contract the net investment rate is related to the assets of the Division. However, since all amounts are simultaneously invested in shares of the corresponding Portfolio or Fund when allocated to the Division, calculation of the net investment rate for each of the Divisions may also be based upon the change in value of a single share of the corresponding Portfolio or Fund.

Thus, for example, in the case of the Balanced Division the net investment rate is equal to (a) the change in the net asset value of a Balanced Portfolio share for the period from the immediately preceding valuation date up to and including the current valuation date, plus the per share amount of any dividends and other distributions made by the Balanced Portfolio during the valuation period, less a deduction for any applicable taxes or for any expenses resulting from a substitution of securities, (b) divided by the net asset value of a Balanced Portfolio share at the beginning of the valuation period, (c) less an adjustment to provide for the charge for mortality rate and expense guarantees. (See "Deductions", p. 15.)

The Portfolios and Funds will distribute investment income and realized capital gains to the Account Divisions. We will reinvest those distributions in additional shares of the same Portfolio or Fund. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Account.

BENEFITS PROVIDED UNDER THE CONTRACTS

The benefits provided under the Contracts consist of a surrender value and a retirement benefit. Subject to the restrictions noted below, we will pay all of these benefits in a lump sum or under the payment plans described below. We will take the amounts required to pay benefits from the Divisions of the Account, or from the value accumulated on a fixed basis, as you direct.

SURRENDER OR WITHDRAWAL VALUE To the extent permitted by the Plan or Trust, you may terminate the Contract and redeem the value of Accumulation Units credited to the Contract. We determine the value, which may be either greater or less than the amount you have paid, as of the valuation date coincident with or next following our receipt of a written request for termination. Request forms are available from our Home Office and our agents.
You may surrender a portion of the Accumulation Units on the same basis.

A payee under Payment Plan 1 may elect to withdraw the present value of any unpaid income payments at any time. Upon death during the certain period of the payee under Plan 2 or both payees under Plan 3, the beneficiary may elect to withdraw the present value of any unpaid payments for the certain period. We base the withdrawal value on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See "Description of Payment Plans", below.)

RETIREMENT BENEFITS You may direct us to pay retirement benefits to an Annuitant at any time while your Contract is in force. Upon your request, benefits may be paid in a lump sum or under the Payment Plans described below. Your request will state the Payment Plan you have elected and the amount and date of the first payment. Amounts distributed to an Annuitant may be subject to federal income tax. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59 1/2 or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee or are paid on account of early retirement after age 55.

We will determine the amount required to pay the annuity or cash benefits and will redeem Accumulation Units in that amount. There is no assurance that amounts accumulated under the Contract will be sufficient to provide the retirement benefits under the Plan or Trust.

VARIABLE PAYMENT PLANS

We will pay part or all of the benefits under a Contract under a variable payment plan you select. Under a variable plan the payee bears the entire investment risk, since no guarantees of investment return are made. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month.

Under a variable Payment Plan an Annuitant must select the initial allocation of variable benefits among the Divisions. The Annuitant may name and change the beneficiaries of unpaid payments for the specified period under Plan 1 or the certain period under Plans 2 or 3. We will issue the Annuitant a Certificate describing the variable annuity benefits and including beneficiary provisions of annuity contracts we issue on the date of issue of the Certificate. For a discussion of tax considerations and limitations regarding the election of payment plans, see "Federal Income Taxes", p. 14.

DESCRIPTION OF PAYMENT PLANS The following payment plans are available:

1. Payments for a Certain Period. An annuity payable monthly for a specified period of five to 30 years.

2. Life Annuity with or without Certain Period. An annuity payable monthly until the payee's death, or until the expiration of a selected certain period, whichever is later. After the payee's death during the certain period, if any, payments becoming due are paid to the designated contingent beneficiary. A certain period of either 10 or 20 years may be selected, or a plan with no certain period may be chosen.

3. Joint and Survivor Life Annuity with Certain Period. An annuity payable monthly for a certain period of 10 years and thereafter to the Annuitant and the Joint Annuitant for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

A Payment Plan must result in payments that meet the minimums we require for annuity payment plans on the date you elect the plan. From time to time we may establish payment plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other payment plans, with provisions and rates as we publish for those plans.

AMOUNT OF ANNUITY PAYMENTS We will determine the amount of the first annuity payment on the basis of the particular Payment Plan you select, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age. We will calculate the amount of the first annuity payment on a basis that takes into account the length of time over which we expect annuity payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the payment plan involves life contingencies. The first payment will be lower if the payment plan includes a longer certain period. Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. Annuity Units represent the interest of the Annuitant in each Division of the Account.

ASSUMED INVESTMENT RATE The payment rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1/2%. Payment rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law.

The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actual value of the future payments as of the date when payments begin.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular Payment Plan, the Annuity Unit for each Division would not change in value, and the amount of annuity payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of annuity payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of annuity payments would decrease.

A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

ADDITIONAL INFORMATION

TRANSFERS BETWEEN DIVISIONS AND PAYMENT PLANS You may change the allocation of net purchase payments among the Divisions or transfer Accumulation Units from one Division to another at any time. After the effective date of a variable Payment Plan the Annuitant may transfer Annuity Units from one Division to another. Changes in allocation and transfers are effective on the date we receive a written request at our Home Office or on a future specified date.

We will adjust the number of Accumulation or Annuity Units to be credited to reflect the respective value of the Accumulation and Annuity Units in each of the Divisions. You may transfer Accumulation Units among the Divisions up to twelve times in a Contract year without charge. The charge for each additional transfer is $25. We may set charges and waiting periods for transfers of Annuity Units.

If you contemplate the transfer of funds from one Division to another, you should consider the risk inherent in a switch from one investment medium to another. In general, frequent transfers based on short-term expectations for the securities markets, especially transfers of large sums, will tend to accentuate the danger that a transfer will be made at an inopportune time.

After the effective date of a variable Payment Plan which includes the right of withdrawal a payee may transfer the withdrawal value to any other Payment Plan. An administrative charge may apply.

OWNERS OF THE CONTRACTS The Owner of the Contract has the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. The Owner is ordinarily the employer, a custodian or trustee. In this prospectus, "you" means the owner or a prospective purchaser of a Contract. The Annuitant is a Participant in the Plan or Trust who has been named to receive annuity payments in accordance with the provisions of the Plan or Trust.

DEFERMENT OF BENEFIT PAYMENTS We reserve the right to defer determination and payment of the surrender value of the Accumulation Units, the withdrawal value under a variable Payment Plan, or the payment of benefits under a variable Payment Plan. Deferral will arise only if the right to redeem shares of a Portfolio or Fund is suspended, payment of the redemption value is postponed, or the New York Stock Exchange is closed, or trading thereon is restricted; or an emergency exists, as a result of which it is not reasonably practical for us to dispose of securities we own, or to determine the value of Accumulation or Annuity Units.

DIVIDENDS The Contracts share in our divisible surplus, except while payments are being made under a payment plan. Our divisible surplus is determined annually. We credit each Contract's share, if any, as a dividend on the Contract anniversary. Under the terms of the Contract, we will apply any dividend as a net purchase payment allocated to the Money Market Division.

On Group Combination Annuity Contracts, dividends arise principally as a result of more favorable expense experience than that assumed in determining mortality rate and expense guarantee charges. The dividend is based on the average variable Contract value which is defined as the value of the Accumulation units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract's interest in the Account.


For 2000, all front-load and simplified-load Contracts with an average variable Contract value of $250,000 or more will receive a dividend of 0.25% of the average variable Contract value. For the simplified-load Contracts, this factor increases to 0.75% on the portion of the average variable Contract value in excess of $500,000. In future years, dividends will continue to be based on actual experience, and as a result, the factors may be different from those stated above.


SUBSTITUTION AND CHANGE We reserve the right to (a) substitute other securities for shares of each Portfolio or Fund held by any Division, or (b) change the provisions of the Contracts to assure qualification for tax benefits under the Internal Revenue Code or to comply with any other applicable federal or state laws. We may make appropriate endorsement on Contracts having an interest in the Account and take such other action as may be necessary to effect the substitution or change. You will be given prompt notice after any substitution or change.

AMENDMENTS AND TERMINATION After the fifth Contract year, we may amend the Contract with respect to (1) the sales load; (2) the maximum annual annuity rate and expense guarantee charge; (3) the administration fee; (4) the transfer fee;
(5) the minimum amounts for purchase payment(s) and for the Contract value; or
(6) the payment rate tables which are included in the Contract.

An amendment will not become effective until after we have given you at least 30 days' written notice. An Amendment to the payment rate tables will not apply to a Payment Plan that starts before the amendment becomes effective.

We reserve the right to terminate a Contract if representations you have made to us are or become incorrect. You may terminate a Contract in whole or in part at any time and we will pay you the value of the Accumulation Units.

FINANCIAL STATEMENTS Financial statements of the Account and financial statements of Northwestern Mutual appear in the Statement of Additional Information.

--------------------------------------------------------------------------------
FEDERAL INCOME TAXES

We offer the Contracts only for use under tax-qualified plans meeting the requirements of Sections 401 and 403(a) of the Code. However, in the event we should issue Contracts pursuant to HR-10 Plans, trusts or custodial accounts which at the time of issuance are not qualified under the Code, some or all of the tax benefits described herein may be lost.

CONTRIBUTION LIMITS


Any employer, including a self-employed person, can establish a plan under
Section 401(a) or 403(a) for participating employees. As a general rule, annual contributions to a defined contribution plan made by the employer and the employee cannot exceed the lesser of $30,000 or 25% of compensation or earned income (up to $170,000, indexed).


Qualified plans are subject to minimum coverage, nondiscrimination and spousal consent requirements. In addition, "top heavy" rules apply if more than 60% of the contributions or benefits are allocated to certain highly compensated employees. Violations of the contribution limits or other requirements may disqualify the plan and/or subject the employer to taxes and penalties.


TAXATION OF CONTRACT BENEFITS


No tax is payable as a result of any increase in the value of a Contract until benefits from the Contract are received. Benefits received as annuity payments will be taxable as ordinary income when received in accordance with Section 72 of the Code. As a general rule, where an employee makes nondeductible contributions to the Plan, the payee may exclude from income that portion of each benefit payment which represents a return of the employee's "investment in the contract" as defined in Section 72 until the entire "investment in the contract" is recovered. In addition, a 10% penalty tax may be imposed on benefits paid in excess of the benefits provided under the Plan formula if the payee is or was a "5% owner" of the employer while a participant in the Plan.


Benefits paid in a form other than an annuity will be taxed as ordinary income when received except for that portion of the payment, if any, which represents a return of the employee's "investment in the contract." Benefits received as a "lump sum distribution" may be eligible for a separate tax averaging calculation and, with certain limited exceptions, all benefits are subject to tax-free rollover provisions of the Code. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59 1/2 or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee or are paid on account of early retirement after age 55 or unless payments are made for medical expenses in excess of 7.5% of the employee's Adjusted Gross Income.

A loan from the Plan to an employee, other than an owner-employee, may be taxable as ordinary income depending on the amount and terms of the loan. A loan to an owner-employee is a prohibited transaction under the Code and could disqualify the Plan.


Benefit payments will be subject to mandatory 20% withholding unless (1) they are rolled over directly to an eligible tax-qualified plan or an individual retirement arrangement, (2) they are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee's beneficiary) or over a period of 10 years or more, or (3) they are "required minimum distributions."

MINIMUM DISTRIBUTION REQUIREMENTS As a general rule, the Plan is required to make certain required distributions to the employee during the employee's life and to the employee's beneficiary following the employee's death. A 50% penalty tax may be imposed on payments to the extent they are less than these required minimum amounts.

The Plan must make the first required distribution by the "required beginning date" and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be made over the life or life expectancy of the employee or the lives or life expectancies of the employee and the employee's beneficiary. The required beginning date is April 1 of the calendar year following the later of the calendar year in which the employee attains age 70 1/2 or, if the employee is not a "5% owner" of the employer, the calendar year in which the employee retires. Upon the death of the employee, the Plan must make distributions under one of the following two rules.

If the employee dies on or after the required beginning date, any remaining interest of the employee must be distributed at least as rapidly as it was under the method of distribution in effect on the date of death. The method of distribution is determined by the age of the employee and the beneficiary and whether their life expectancies are being recalculated each year.

If the employee dies before the required beginning date, the employee's entire interest must be distributed by December 31 of the calendar year containing the fifth anniversary of the employee's death. If the employee's interest is payable to a beneficiary designated by the employee, the employee's interest may be paid over the life or life expectancy of that beneficiary, provided distribution begins by December 31 of the calendar year following the year of the employee's death. If the sole designated beneficiary is the employee's spouse, the spouse may roll over the Contract into an IRA owned by the spouse.



The rules governing plan provisions, payments and deductions and taxation of distributions from such Plans and Trusts, as set forth in the Code and the regulations relating thereto, are complex and cannot be readily summarized. Furthermore, special rules are applicable in many situations. You should consult qualified tax counsel before you adopt an HR-10 pension or profit-sharing plan or trust.

TAXATION OF NORTHWESTERN MUTUAL

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Account. We are currently making no charge. (See "Net Investment Factor", p. 12 and "Deductions", p. 15.)

--------------------------------------------------------------------------------
DEDUCTIONS

We will make the following deductions:

1.   Deductions from Purchase Payments.

FRONT-LOAD CONTRACT

We deduct a sales load from all purchase payments we receive. The sales load compensates us for the costs we incur in selling the Contracts. We base the deduction on the cumulative amounts we have received and the rates in the table below:



Cumulative Purchase Payments
Paid under the Contract                          Rate
-----------------------                          ----

First $150,000...................................4.5%
Next  $350,000...................................3.0%
Next  $500,000...................................1.0%
Balance over $1,000,000..........................0.5%


SIMPLIFIED-LOAD CONTRACT

We deduct an installation fee in the amount of $750 from the first purchase payment we receive. Alternatively, you may pay the fee separately when you submit the application for the Contract. The installation fee covers the non-recurring expenses of processing the application and issuing the Contract.

2. Annual Mortality Rate and Expense Guarantee Charge. The net investment factor (see "Net Investment Factor", p. 12) we use in determining the value of Accumulation and Annuity Units reflects a charge on each valuation date for mortality and expense risks we have assumed. For the front-load Contract the charge on an annual basis is 0.65% of the current value of the net assets of the Account. For the simplified-load Contract the charge on an annual basis is 1.25% of the net assets. We may increase this charge to a maximum of 1.00% for the front-load Contract and 1.50% for the simplified-load Contract. After the fifth Contract year we may amend the maximum. (See "Amendments and Termination", p. 14.)

The mortality risk is that annuity payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. The expense risk is that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts. We assume these risks for the duration of the Contract.

The net investment factor also reflects the deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the mutual funds as described under "Substitution and Change", p. 14, and the deduction of any applicable taxes. Applicable taxes could include any tax liability we have paid or reserved for resulting from the maintenance or operation of a Division of the Account. We do not presently anticipate that any deduction will be made for federal income taxes (see "Federal Income Taxes" p.
14), nor do we anticipate that maintenance or operation of the Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Account or to deduct any such tax liability in the computation of the net investment factor for such Contracts.

3. Administration Fee. We may terminate a Contract on 60 days' written notice after it has been in force for one year if the total Contract value (including any amounts held on a fixed basis) is less than the minimum Contract value of $25,000. In lieu of terminating the Contract we may charge an administration fee of $150 annually on the Contract anniversary.

4. Premium Taxes. The Contracts provide for the deduction of applicable premium taxes, if any, from purchase payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 2% of total purchase payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from purchase payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future.

5. Expenses for the Portfolios and Funds. The expenses borne by the Portfolios and Funds in which the assets of the Account are invested are described in the prospectuses for Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds. See the prospectuses attached to this prospectus.

--------------------------------------------------------------------------------
DISTRIBUTION OF THE CONTRACTS


We will sell the Contracts through individuals who are licensed insurance agents appointed by Northwestern Mutual and are registered representatives of Northwestern Mutual Investment Services, LLC, our wholly-owned subsidiary. Northwestern Mutual Investment Services, LLC is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers. Where state law requires, these agents will also be licensed securities salesmen. Commissions paid to the agents on sales of the Contracts are calculated partly as a percentage of purchase payments and partly as a percentage of Contract values for each Contract year. We do not expect total commissions, on average, to exceed the equivalent of 7.0% of purchase payments.


--------------------------------------------------------------------------------
CONTRACTS ISSUED PRIOR TO JANUARY 1, 1992


For Contracts issued prior to January 1, 1992 the purchase payments are subject to a charge for sales expenses. This deduction is at the rate of 4.0% on the first $25,000; 2.0% on the next $75,000; 1.0% on the next $100,000; 0.4% on the next $100,000; 0.2% on the next $200,000; and 0.1% on the balance over $500,000 of cumulative purchase payments. For these Contracts there is also an annual service fee charged on each anniversary, based on the value of Accumulation Units on the last valuation date of the Contract year, at the rate of 0.5% on the first $100,000; 0.4% on the next $100,000; 0.3% on the next $100,000; 0.2%
on the next $200,000; and 0.1% on the balance over $500,000. The charge for annuity rate and expense risks may not exceed 0.25% of the Account assets held for these Contracts (unless the Contracts are amended after the fifth Contract year), and we currently are making no charge for these risks. These Contracts contain no provisions for accumulation of funds on a fixed basis. See the table of accumulation unit values on page 9.

            TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION



                                           PAGE
                                           ----

GENERAL INFORMATION.........................B-2
DISTRIBUTION OF THE
  CONTRACTS.................................B-2
DETERMINATION OF ANNUITY
  PAYMENTS..................................B-2
    Amount of Annuity Payments..............B-2
    Annuity Unit Value......................B-3
    Illustrations of Variable Annuity
      Payments..............................B-3
VALUATION OF ASSETS OF THE
  ACCOUNT...................................B-4

TRANSFERABILITY RESTRICTIONS................B-4
EXPERTS.....................................B-4
FINANCIAL STATEMENTS OF THE
  ACCOUNT (for the two years ended
   December 31, 1999).......................B-5
REPORT OF INDEPENDENT
  ACCOUNTANTS (for the two years
   ended December 31, 1999)................B-17
FINANCIAL STATEMENTS OF
  NORTHWESTERN MUTUAL
  (for the three  years ended December
   31, 1999)...............................B-18
REPORT OF INDEPENDENT
  ACCOUNTANTS (for the three years
  ended December 31, 1999).................B-29




     This Prospectus sets forth concisely the information about NML Variable Annuity Account C that a prospective investor ought to know before investing. Additional information about Account C has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from The Northwestern Mutual Life Insurance Company. To receive a copy, return the request form to the address listed below, or telephone 1-888-455-2232.


--------------------------------------------------------------------------------

 TO:   The Northwestern Mutual Life Insurance Company

       Annuity and Accumulation Products Marketing  Department
          Room E12J
       720 East Wisconsin Avenue
       Milwaukee, WI  53202

       Please send a Statement of Additional Information for NML Variable Annuity Account C to:



    Name
         ---------------------------------------------------------------------

    Address
           -------------------------------------------------------------------

    City                                       State             Zip
         -------------------------------------       -----------    ----------

More information about Northwestern Mutual Series Fund, Inc. is included in the Fund's Statement of Additional Information (SAI), incorporated by reference in this prospectus, which is available free of charge.

More information about the Fund's investments is included in the Fund's annual and semi-annual reports, which discuss the market conditions and investment strategies that significantly affected each Portfolio's performance during the previous fiscal period.


To request a free copy of the Fund's SAI, or current annual or semi-annual report, call us at 1-888-455-2232. Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.



N O R T H W E S T E R N   M U T U A L


GROUP COMBINATION ANNUITY CONTRACTS
for Retirement Plans of Self-Employed Persons and Their Employees



NML VARIABLE ANNUITY ACCOUNT C


NORTHWESTERN MUTUAL SERIES FUND, INC.

RUSSELL INSURANCE FUNDS


P  r  o  s  p  e  c  t  u  s  e  s



Investment Company Act File Nos. 811-3990 and 811-5371
[NORTHWESTERN MUTUAL (TM) LOGO]




PO Box 3095
Milwaukee  WI  53201-3095

Change Service Requested

                       STATEMENT OF ADDITIONAL INFORMATION


                       GROUP COMBINATION ANNUITY CONTRACTS
       (for Retirement Plans of Self-Employed Persons and their Employees)


                         NML VARIABLE ANNUITY ACCOUNT C
                                (the "Account"),
                        a separate investment account of
                 The Northwestern Mutual Life Insurance Company
                             ("Northwestern Mutual")





         This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the prospectus for the Contracts. A copy of the prospectus may be obtained from The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, telephone number (414) 271-1444.





         The date of the prospectus to which this Statement of Additional Information Relates is April 28, 2000.

         The date of this Statement of Additional Information is April 28, 2000.

                               GENERAL INFORMATION

         The Account was originally named NML Separate Account C but was renamed NML Variable Annuity Account C on November 23, 1983. The Account is used for the Contracts and for outstanding Contracts to Provide Annuity Benefits. Northwestern Mutual discontinued sales of Contracts to Provide Annuity Benefits on May 1, 1984.

                          DISTRIBUTION OF THE CONTRACTS

         The Contracts are offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC ("NMIS").


         NMIS may be considered the underwriter of the Contracts for purposes of the federal securities laws. The following amounts of commissions were paid on sales of the Contracts, including commissions on sales of Contracts to corporate pension plans, during each of the last three years:

                           Year             Amount
                           ----             ------
                           1999            $133,785
                           1998            $162,781
                           1997            $120,550



                        DETERMINATION OF ANNUITY PAYMENTS

         The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: "Variable Payment Plans", p. 12, including "Description of Payment Plans", p. 12, "Amount of Annuity Payments", p. 13, and "Assumed Investment Rate", p. 13; "Dividends",
p. 13; "Net Investment Factor", p. 12; and "Deductions", p. 15.

         AMOUNT OF ANNUITY PAYMENTS The amount of the first annuity payment will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age. The amount of the first payment is the sum of the payments from each Division. The payments from each Division are determined by multiplying the applicable monthly variable annuity payment rate by the benefits allocated to the Division under the variable Payment Plan. (See "Illustrations of Variable Annuity Payments".) Payment rate tables are set forth in the Contracts. Annuity payment rates currently in use by Northwestern Mutual are based on the 1983 Table a with Projection Scale G.

         Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. The amount held under a Payment Plan will not share in the divisible surplus of Northwestern Mutual.

         The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

         The amount of each variable annuity payment after the first is the sum of payments from each Division. The payments from each Division are determined by multiplying the number of Annuity Units credited to the Annuitant in the Division by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

         ANNUITY UNIT VALUE The value of an Annuity Unit for each Division was arbitrarily established as of the date on which the operations of the Division began. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the annuity rate and expense guarantee charge.

         The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to neutralize the Assumed Investment Rate used in calculating the mortality rate tables.

         ILLUSTRATIONS OF VARIABLE ANNUITY PAYMENTS To illustrate the manner in which variable annuity payments are determined consider this example. Item (2) in the example shows the applicable monthly payment rate for an annuitant, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus).


         (1)    Value of Annuitant's retirement benefit
                  allocated to Balanced ............................................ $     50,000

         (2)    Assumed applicable monthly payment rate
                  per $1,000 from annuity rate table ............................... $       5.00

         (3)    Amount of first payment from Balanced
                  Division (1) x (2) divided by $1,000.............................. $     250.00

         (4)    Assumed Value of Annuity Unit in Balanced
                  Division on effective date of payment plan. ...................... $   1.500000

         (5)    Number of Annuity Units credited in
                  Balanced Division, (3) divided by (4) ............................ 166.67


The $50,000 value on the effective date of the payment plan provides a first payment from the Balanced Division of $250.00, and payments thereafter of the varying dollar value of 166.67 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 166.67 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 166.67 multiplied by $1.501000, or $250.17.

         However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month (see "Net Investment Factor") was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 166.67 X $1.499000, or $249.84.

         For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

                       VALUATION OF ASSETS OF THE ACCOUNT

         The value of Portfolio or Fund shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

                          TRANSFERABILITY RESTRICTIONS


         Ownership of a Contract may be transferred subject to the terms of the Plan or Trust. The transferee, or its fiduciary representative, must acknowledge in writing that the new Owner is a tax-qualified pension or profit-sharing plan. Written proof of transfer satisfactory to Northwestern Mutual must be received at the Home Office of Northwestern Mutual. The transfer will take effect on the date the proof of the transfer is signed. Ownership of a Contract may not be assigned without the consent of Northwestern Mutual. Northwestern Mutual will not be responsible for the validity or effect of the assignment or for any payment or other action taken by Northwestern Mutual before Northwestern Mutual consents to the assignment.


                                     EXPERTS


         The financial statements of the Account as of December 31, 1999 and for each of the two years in the period ended December 31, 1999 and of Northwestern Mutual as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202.

NML VARIABLE ANNUITY ACCOUNT C
Statement of Assets and Liabilities
December 31, 1999
(in thousands)


 ASSETS
   Investments at Market Value:
     Northwestern Mutual Series Fund, Inc.
       Small Cap Growth Stock
          529 shares (cost $746).............................    $    949
       Aggressive Growth Stock
          29,072 shares (cost $89,365).......................     139,739
       International Equity
          36,249 shares (cost $57,060).......................      64,556
       Index 400 Stock
          425 shares (cost $442).............................         473
       Growth Stock
          14,977 shares (cost $30,335).......................      39,776
       Growth and Income Stock
          26,336 shares (cost $39,527).......................      41,105
       Index 500 Stock
          56,622 shares (cost $120,560)......................     220,075
       Balanced
          75,364 shares (cost $128,710)......................     167,444
       High Yield Bond
          7,763 shares (cost $7,873).........................       6,380
       Select Bond
          15,508 shares (cost $18,559).......................      17,537
       Money Market
          19,346 shares (cost $19,346).......................      19,341
     Russell Insurance Funds
       Multi-Style Equity
          102 shares (cost $1,642)...........................       1,706
       Aggressive Equity
          26 shares (cost $326)..............................         352
       Non-U.S.
          40 shares (cost $493)..............................         565
       Real Estate Securities
          12 shares (cost $108)..............................         102
       Core Bond
          40 shares (cost $399)..............................         384    $720,484
                                                                 --------
   Due from Sale of Fund Shares..............................                     798
   Due from Northwestern Mutual Life Insurance Company.......                     395
   Due from Participants.....................................                     232
                                                                             --------
            Total Assets.....................................                $721,909
                                                                             ========

 LIABILITIES
   Due to Northwestern Mutual Life Insurance Company.........                $    798
   Due on Purchase of Fund Shares............................                     395
                                                                             --------
            Total Liabilities................................                   1,193
                                                                             --------

 EQUITY (NOTE 8)
   Group Variable Annuity Contracts Issued:
     Before December 17, 1981 or between April 30, 1984 and
      December 31, 1991......................................                 453,199
     After December 16, 1981 and Prior to May 1, 1984........                   4,972
     After December 31, 1991 -- Front Load Version...........                  62,645
     After December 31, 1991 -- Simplified Load Version......                 199,900
                                                                             --------
            Total Equity.....................................                 720,716
                                                                             --------
            Total Liabilities and Equity.....................                $721,909
                                                                             ========

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      B-5        Account C Financial Statements

NML VARIABLE ANNUITY ACCOUNT C

           Statement of Operations                                                  SMALL CAP
               (in thousands)                                                      GROWTH STOCK           AGGRESSIVE GROWTH
                                                           COMBINED                 DIVISION#               STOCK DIVISION
                                                 ----------------------------      ------------      ----------------------------
                                                                                   EIGHT MONTHS
                                                  YEAR ENDED      YEAR ENDED          ENDED           YEAR ENDED      YEAR ENDED
                                                 DECEMBER 31,    DECEMBER 31,      DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                                     1999            1998              1999              1999            1998
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividend Income............................      $ 43,813        $26,993             $ 32            $ 3,671         $ 4,152
  Annuity Rate and Expense Guarantees........         3,444          3,155                2                576             591
                                                   --------        -------             ----            -------         -------
  Net Investment Income......................        40,369         23,838               30              3,095           3,561
                                                   --------        -------             ----            -------         -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Realized Gain (Loss) on Investments........        41,106         29,249                1             10,070           7,961
  Unrealized Appreciation (Depreciation) of
    Investments During the Period............        36,856         37,108              202             28,576          (3,919)
                                                   --------        -------             ----            -------         -------
  Net Gain (Loss) on Investments.............        77,962         66,357              203             38,646           4,042
                                                   --------        -------             ----            -------         -------
  Increase (Decrease) in Equity Derived from
    Investment Activity......................      $118,331        $90,195             $233            $41,741         $ 7,603
                                                   ========        =======             ====            =======         =======

# The initial investment in this Division was made on April 30, 1999.

    The Accompanying Notes are an Integral Part of the Financial Statements

Account C Financial Statements        B-6

                                       INDEX 400
                                         STOCK                                            GROWTH & INCOME
    INTERNATIONAL EQUITY DIVISION      DIVISION#         GROWTH STOCK DIVISION            STOCK DIVISION
    -----------------------------   ---------------   ---------------------------   ---------------------------
                                     EIGHT MONTHS
     YEAR ENDED      YEAR ENDED          ENDED         YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        1999            1998             1999             1999           1998           1999           1998
---------------------------------------------------------------------------------------------------------------
       $ 8,184         $ 3,732            $ 6            $1,223         $  447        $ 4,566         $  343
           254             289              2               137             92            208            180
       -------         -------            ---            ------         ------        -------         ------
         7,930           3,443              4             1,086            355          4,358            163
       -------         -------            ---            ------         ------        -------         ------

         3,203           3,560              1             2,143          1,374          1,267            780
           837          (4,426)            31             3,567          3,304         (3,007)         5,917
       -------         -------            ---            ------         ------        -------         ------
         4,040            (866)            32             5,710          4,678         (1,740)         6,697
       -------         -------            ---            ------         ------        -------         ------
       $11,970         $ 2,577            $36            $6,796         $5,033        $ 2,618         $6,860
       =======         =======            ===            ======         ======        =======         ======


              INDEX 500
           STOCK DIVISION
     ---------------------------

      YEAR ENDED     YEAR ENDED
     DECEMBER 31,   DECEMBER 31,
         1999           1998
     ---------------------------
       $ 4,675        $ 5,271
           895            721
       -------        -------
         3,780          4,550
       -------        -------
        13,954          7,377
        19,628         27,279
       -------        -------
        33,582         34,656
       -------        -------
       $37,362        $39,206
       =======        =======

                                      B-7        Account C Financial Statements

NML VARIABLE ANNUITY ACCOUNT C

      Statement of Operations             BALANCED DIVISION            HIGH YIELD BOND DIVISION          SELECT BOND DIVISION
          (in thousands)             ----------------------------    ----------------------------    ----------------------------
                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
            (CONTINUED)                  1999            1998            1999            1998            1999            1998
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividend Income..................    $ 18,031        $ 9,909          $ 759          $   883         $ 1,570          $1,357
  Annuity Rate and Expense
    Guarantees.....................         954            906             35               39             136             142
                                       --------        -------          -----          -------         -------          ------
  Net Investment Income............      17,077          9,003            724              844           1,434           1,215
                                       --------        -------          -----          -------         -------          ------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Realized Gain (Loss) on
    Investments....................      11,189          7,790           (775)             (56)             48             463
  Unrealized Appreciation
    (Depreciation) of Investments
    During the Period..............     (11,272)        10,517            (39)          (1,081)         (1,810)           (483)
                                       --------        -------          -----          -------         -------          ------
  Net Gain (Loss) on Investments...         (83)        18,307           (814)          (1,137)         (1,762)            (20)
                                       --------        -------          -----          -------         -------          ------
  Increase (Decrease) in Equity
    Derived from Investment
    Activity.......................    $ 16,994        $27,310          $ (90)         $  (293)        $  (328)         $1,195
                                       ========        =======          =====          =======         =======          ======

# The initial investment in this Division was made on April 30, 1999.

    The Accompanying Notes are an Integral Part of the Financial Statements

Account C Financial Statements        B-8

                                        RUSSELL              RUSSELL           RUSSELL              RUSSELL             RUSSELL
                                  MULTI-STYLE EQUITY#   AGGRESSIVE EQUITY#    NON-U.S.#     REAL ESTATE SECURITIES#    CORE BOND#
     MONEY MARKET DIVISION        -------------------   ------------------   ------------   -----------------------   ------------
-------------------------------      EIGHT MONTHS          EIGHT MONTHS      EIGHT MONTHS        EIGHT MONTHS         EIGHT MONTHS
     YEAR ENDED     YEAR ENDED           ENDED                ENDED             ENDED                ENDED               ENDED
    DECEMBER 31,   DECEMBER 31,      DECEMBER 31,          DECEMBER 31,      DECEMBER 31,        DECEMBER 31,         DECEMBER 31,
        1999           1998              1999                  1999              1999                1999                 1999
----------------------------------------------------------------------------------------------------------------------------------
       $1,015          $899              $ 48                  $ 1               $13                  $ 4                 $ 15
          236           195                 5                    1                 2                   --                    1
       ------          ----              ----                  ---               ---                  ---                 ----
          779           704                43                   --                11                    4                   14
       ------          ----              ----                  ---               ---                  ---                 ----

           --            --                --                    5                --                   --                   --
           --            --                64                   26                73                   (6)                 (14)
       ------          ----              ----                  ---               ---                  ---                 ----
           --            --                64                   31                73                   (6)                 (14)
       ------          ----              ----                  ---               ---                  ---                 ----
       $  779          $704              $107                  $31               $84                  $(2)                $ --
       ======          ====              ====                  ===               ===                  ===                 ====

                                      B-9        Account C Financial Statements

NML VARIABLE ANNUITY ACCOUNT C

       Statement of Changes in Equity                                               SMALL CAP
               (in thousands)                                                      GROWTH STOCK           AGGRESSIVE GROWTH
                                                           COMBINED                 DIVISION#               STOCK DIVISION
                                                 ----------------------------      ------------      ----------------------------
                                                                                   EIGHT MONTHS
                                                  YEAR ENDED      YEAR ENDED          ENDED           YEAR ENDED      YEAR ENDED
                                                 DECEMBER 31,    DECEMBER 31,      DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                                     1999            1998              1999              1999            1998
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net Investment Income......................      $ 40,369        $ 23,838            $ 30            $  3,095        $  3,561
  Net Realized gain (loss)...................        41,106          29,249               1              10,070           7,961
  Net Change in Unrealized Appreciation
    (Depreciation)...........................        36,856          37,108             202              28,576          (3,919)
                                                   --------        --------            ----            --------        --------
Increase (Decrease) in Equity Derived from
  Investment Activity........................       118,331          90,195             233              41,741           7,603
                                                   --------        --------            ----            --------        --------

EQUITY TRANSACTIONS
  Contract Owners' Net Payments..............        74,900          93,657             184              13,136          16,937
  Annuity Payments...........................           (67)            (54)             --                  (3)             (2)
  Surrenders and Other (net).................      (119,041)        (87,761)              1             (22,025)        (20,805)
  Transfers from Other Divisions or
    Sponsor..................................        70,710          72,485             581               4,719           3,375
  Transfers to Other Divisions or Sponsor....       (69,203)        (71,425)            (50)            (10,185)         (6,341)
                                                   --------        --------            ----            --------        --------
Increase (Decrease) in Equity Derived from
  Equity Transactions........................       (42,701)          6,902             716             (14,358)         (6,836)
                                                   --------        --------            ----            --------        --------
Net Increase (Decrease) in Equity............        75,630          97,097             949              27,383             767

EQUITY
  Beginning of Period........................       645,086         547,989              --             112,357         111,590
                                                   --------        --------            ----            --------        --------
  End of Period..............................      $720,716        $645,086            $949            $139,740        $112,357
                                                   ========        ========            ====            ========        ========

# The initial investment in this Division was made on April 30, 1999.

    The Accompanying Notes are an Integral Part of the Financial Statements

Account C Financial Statements       B-10

                                       INDEX 400
                                         STOCK                                            GROWTH & INCOME
    INTERNATIONAL EQUITY DIVISION      DIVISION#         GROWTH STOCK DIVISION            STOCK DIVISION
    -----------------------------   ---------------   ---------------------------   ---------------------------
                                     EIGHT MONTHS
     YEAR ENDED      YEAR ENDED          ENDED         YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        1999            1998             1999             1999           1998           1999           1998
---------------------------------------------------------------------------------------------------------------
       $ 7,930         $ 3,443           $  4           $ 1,086        $   355        $ 4,358        $   163
         3,203           3,560              1             2,143          1,374          1,267            780
           837          (4,426)            31             3,567          3,304         (3,007)         5,917
       -------         -------           ----           -------        -------        -------        -------
        11,970           2,577             36             6,796          5,033          2,618          6,860
       -------         -------           ----           -------        -------        -------        -------

         6,164           8,353            174             3,912          3,452          5,168          6,130
            (2)             (1)            --                (4)            (3)            --             --
        (9,838)         (8,855)            (9)           (3,980)        (2,332)        (7,856)        (3,594)
         3,026           2,281            273            10,514          9,371          7,271          8,719
        (6,029)         (8,966)            --            (5,282)        (3,548)        (6,450)        (5,246)
       -------         -------           ----           -------        -------        -------        -------
        (6,679)         (7,188)           438             5,160          6,940         (1,867)         6,009
       -------         -------           ----           -------        -------        -------        -------
         5,291          (4,611)           474            11,956         11,973            751         12,869

        59,265          63,876             --            27,820         15,847         40,354         27,485
       -------         -------           ----           -------        -------        -------        -------
       $64,556         $59,265           $474           $39,776        $27,820        $41,105        $40,354
       =======         =======           ====           =======        =======        =======        =======


              INDEX 500
           STOCK DIVISION
     ---------------------------

      YEAR ENDED     YEAR ENDED
     DECEMBER 31,   DECEMBER 31,
         1999           1998
     ---------------------------
       $  3,780       $  4,550
         13,954          7,377
         19,628         27,279
       --------       --------
         37,362         39,206
       --------       --------
         20,768         21,772
             (5)            (3)
        (23,604)       (18,000)
         12,396         12,300
        (10,168)        (5,878)
       --------       --------
           (613)        10,191
       --------       --------
         36,749         49,397
        183,326        133,929
       --------       --------
       $220,075       $183,326
       ========       ========

                                     B-11        Account C Financial Statements

NML VARIABLE ANNUITY ACCOUNT C

  Statement of Changes in Equity          BALANCED DIVISION            HIGH YIELD BOND DIVISION          SELECT BOND DIVISION
          (in thousands)             ----------------------------    ----------------------------    ----------------------------
                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
            (CONTINUED)                  1999            1998            1999            1998            1999            1998
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net Investment Income............    $ 17,077        $  9,003        $   724         $   844         $ 1,434         $ 1,215
  Net Realized gain (loss).........      11,189           7,790           (775)            (56)             48             463
  Net Change in unrealized
    appreciation (depreciation)....     (11,272)         10,517            (39)         (1,081)         (1,810)           (483)
                                       --------        --------        -------         -------         -------         -------
Increase (Decrease) in Equity
  Derived from Investment
  Activity.........................      16,994          27,310            (90)           (293)           (328)          1,195
                                       --------        --------        -------         -------         -------         -------

EQUITY TRANSACTIONS
  Contract Owners' Net Payments....      12,945          17,458            947           1,310           2,929           3,811
  Annuity Payments.................         (46)            (41)            (1)             --              (4)             (3)
  Surrenders and Other (net).......     (31,240)        (22,224)          (652)         (1,191)         (4,651)         (3,378)
  Transfers from Other Divisions or
    Sponsor........................       7,114           9,934            516           2,932           1,606           4,393
  Transfers to Other Divisions or
    Sponsor........................     (11,295)        (13,201)        (2,951)           (716)         (2,769)         (3,323)
                                       --------        --------        -------         -------         -------         -------
Increase (Decrease) in Equity
  Derived from Equity
  Transactions.....................     (22,522)         (8,074)        (2,141)          2,335          (2,889)          1,500
                                       --------        --------        -------         -------         -------         -------
Net Increase (Decrease) in
  Equity...........................      (5,528)         19,236         (2,231)          2,042          (3,217)          2,695

EQUITY
  Beginning of Period..............     172,971         153,735          8,611           6,569          20,754          18,059
                                       --------        --------        -------         -------         -------         -------
  End of Period....................    $167,443        $172,971        $ 6,380         $ 8,611         $17,537         $20,754
                                       ========        ========        =======         =======         =======         =======

# The initial investment in this Division was made on April 30, 1999.

    The Accompanying Notes are an Integral Part of the Financial Statements

Account C Financial Statements       B-12

                                        RUSSELL              RUSSELL           RUSSELL              RUSSELL             RUSSELL
                                  MULTI-STYLE EQUITY#   AGGRESSIVE EQUITY#    NON-U.S.#     REAL ESTATE SECURITIES#    CORE BOND#
     MONEY MARKET DIVISION        -------------------   ------------------   ------------   -----------------------   ------------
-------------------------------      EIGHT MONTHS          EIGHT MONTHS      EIGHT MONTHS        EIGHT MONTHS         EIGHT MONTHS
     YEAR ENDED     YEAR ENDED           ENDED                ENDED             ENDED                ENDED               ENDED
    DECEMBER 31,   DECEMBER 31,      DECEMBER 31,          DECEMBER 31,      DECEMBER 31,        DECEMBER 31,         DECEMBER 31,
        1999           1998              1999                  1999              1999                1999                 1999
----------------------------------------------------------------------------------------------------------------------------------
      $    779       $    704           $   43                 $ --              $ 11                $  4                 $ 14
            --             --               --                    5                --                  --                   --
            --             --               64                   26                73                  (6)                 (14)
      --------       --------           ------                 ----              ----                ----                 ----
           779            704              107                   31                84                  (2)                  --
      --------       --------           ------                 ----              ----                ----                 ----

         7,746         14,434              485                   96               124                  16                  106
            (2)            (1)              --                   --                --                  --                   --
       (15,180)        (7,382)               1                   (5)               --                  --                   (3)
        20,425         19,180            1,230                  244               405                 109                  281
       (13,822)       (24,206)            (118)                 (15)              (48)                (21)                  --
      --------       --------           ------                 ----              ----                ----                 ----
          (833)         2,025            1,598                  320               481                 104                  384
      --------       --------           ------                 ----              ----                ----                 ----
           (54)         2,729            1,705                  351               565                 102                  384

        19,628         16,899               --                   --                --                  --                   --
      --------       --------           ------                 ----              ----                ----                 ----
      $ 19,574       $ 19,628           $1,705                 $351              $565                $102                 $384
      ========       ========           ======                 ====              ====                ====                 ====

                                     B-13        Account C Financial Statements

NML VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements
December 31, 1999

NOTE 1 -- NML Variable Annuity Account C (the "Account") is a segregated asset account of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual" or "Sponsor") used to fund variable annuity contracts ("contracts") for H-10 and corporate pension and profit-sharing plans which qualify for special tax treatment under the Internal Revenue Code. Beginning December 31, 1991, two versions of the contract are offered: Front Load contracts with a sales charge up to 4 1/2% of purchase payments and Simplified Load contracts with an installment fee of $750.

NOTE 2 -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Principal accounting policies are summarized below.

NOTE 3 -- All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds (collectively known as "the Funds"). The shares are valued at the Funds' offering and redemption prices per share.

The Funds are open-end investment companies registered under the Investment Company Act of 1940.

NOTE 4 -- Annuity reserves are based on published annuity tables with age adjustments and benefit payments which reflect actual investment experience. Annuity reserves are based on the 1983 Table a with assumed interest rates of 3 1/2% or 5%.

NOTE 5 -- Dividend income from the Funds is recorded on the record date of the dividends. Transactions in the Funds shares are accounted for on the trade date. The basis for determining cost on sale of Fund shares is identified cost. Purchases and sales of the Funds shares for the period ended December 31, 1999 by each Division are shown below:

         DIVISION              PURCHASES        SALES
         --------              ---------        -----
Small Cap Growth Stock....    $   759,215    $    13,802
Aggressive Growth Stock...     12,206,930     23,468,462
International Equity......     13,196,712     11,938,339
Index 400 Stock...........        468,108         26,390
Growth Stock..............     11,622,415      5,373,768
Growth & Income Stock.....     12,666,073     10,170,106
Index 500 Stock...........     24,489,112     21,511,153
Balanced..................     27,037,531     32,467,107
High Yield Bond...........      1,696,507      3,114,104
Select Bond...............      3,699,428      5,152,171
Money Market..............     22,540,096     22,822,933
Russell Multi-Style Equity
  Fund....................      1,676,900         35,224
Russell Aggressive Equity
  Fund....................        763,162        443,034
Russell Non-U.S. Fund.....        494,961          2,369
Russell Real Estate
  Securities Fund.........        109,105            569
Russell Core Bond Fund....        403,049          4,229

NOTE 6 -- A deduction for annuity rate and expense guarantees is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the changes made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

Generally, for contracts issued after December 31, 1991, for the Front Load version and the Simplified Load version, the deduction for annuity rate and expense guarantee is determined daily at annual rates of 6 1/2/10 of 1% and 1 1/4%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 1% and 1 1/2% annual rates, respectively.

For contracts issued after December 16, 1981, and prior to May 1, 1984, the deduction is determined daily at an annual rates of 1/2% of 1% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased or

Notes to Financial Statements        B-14
decreased by the Board of Trustees of Northwestern Mutual not to exceed 3/4% of 1% annual rate.

Since 1996, Northwestern Mutual has paid a dividend to certain contracts. The dividend is re-invested in the Account and has been reflected as a Contract Owners' Net Deposit in the accompanying financial statements.

NOTE 7 -- Northwestern Mutual is taxed as a "life insurance company" under the Internal Revenue Code and the operations of the Account form part of and are taxed with those of Northwestern Mutual. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

                                     B- 15         Notes to Financial Statements

NML VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements
December 31, 1999
(in thousands)

NOTE 8 -- Equity Values by Division are shown below:

                                                               GROUP VARIABLE ANNUITY CONTRACTS ISSUED:
                                           --------------------------------------------------------------------------------
                                             BEFORE DECEMBER 17, 1981 OR BETWEEN           AFTER DECEMBER 16, 1981 AND
                                            APRIL 30, 1984 AND DECEMBER 31, 1991              PRIOR TO MAY 1, 1984
                                           ---------------------------------------    -------------------------------------
                                           ACCUMULATION       UNITS                   ACCUMULATION       UNITS
                DIVISION                    UNIT VALUE     OUTSTANDING     EQUITY      UNIT VALUE     OUTSTANDING    EQUITY
 --------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Stock................     $18.610781            8       $    140     $18.548596         --         $    8
 Aggressive Growth Stock...............      57.304251        1,627         93,234      54.800923          1             79
 International Equity..................       2.497127       18,572         46,377       2.415234         24             59
 Index 400 Stock.......................      11.283278            1             12      11.245478         --             --
 Growth Stock..........................      32.336967          793         25,627      31.433960         --              4
 Growth and Income Stock...............      27.134671          799         21,661      26.376796          1             36
 Index 500 Stock.......................      56.249780        2,756        155,044      53.786850          8            446
 Balanced..............................      94.505378        1,067        100,837      86.395292         38          3,239
 High Yield Bond.......................      16.310402          206          3,352      15.854730         --              3
 Select Bond...........................      88.954059           73          6,443      81.280078         --             37
 Money Market..........................      30.399653            8            242      27.823703         --             --
 Russell Multi-Style Equity............      10.760032           17            183      10.723983         --             --
 Russell Aggressive Equity.............      11.091435           --             10      11.054275         --             --
 Russell Non-U.S. .....................      12.534266           --             --      12.492336         --              6
 Russell Real Estate Securities........       9.274172            4             37       9.243071         --             --
 Russell Core Bond.....................       9.914196           --             --       9.880973         --             --
                                                                          --------                                   ------
   Equity..............................                                    453,199                                    3,917
   Annuity Reserves....................                                         --                                    1,055
                                                                          --------                                   ------
   Total Equity........................                                   $453,199                                   $4,972
                                                                          ========                                   ======

                                                              GROUP COMBINATION ANNUITY CONTRACTS ISSUED:
                                           ---------------------------------------------------------------------------------
                                                  AFTER DECEMBER 31, 1991                    AFTER DECEMBER 31, 1991
                                                     FRONT LOAD VERSION                      SIMPLIFIED LOAD VERSION
                                           --------------------------------------    ---------------------------------------
                                           ACCUMULATION       UNITS                  ACCUMULATION       UNITS
                DIVISION                    UNIT VALUE     OUTSTANDING    EQUITY      UNIT VALUE     OUTSTANDING     EQUITY
 ---------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Stock................     $1.853001            73       $   135     $1.845580           360       $    664
 Aggressive Growth Stock...............      3.588119         2,777         9,964      5.427804         6,707         36,404
 International Equity..................      2.391284         2,302         5,505      2.297694         5,480         12,591
 Index 400 Stock.......................      1.123423            13            15      1.118909           399            446
 Growth Stock..........................      3.116901           996         3,104      3.012947         3,647         10,988
 Growth and Income Stock...............      2.615436         1,705         4,459      2.528256         5,913         14,950
 Index 500 Stock.......................      3.938401         4,132        16,273      4.918509         9,809         48,247
 Balanced..............................      2.520233         6,183        15,584      7.473141         6,320         47,231
 High Yield Bond.......................      1.572112           410           645      1.519653         1,556          2,365
 Select Bond...........................      1.558775         2,265         3,531      6.996057         1,068          7,472
 Money Market..........................      1.366307         1,879         2,567      2.528768         6,539         16,536
 Russell Multi-Style Equity............      1.071323           297           318      1.067018         1,126          1,201
 Russell Aggressive Equity.............      1.104316            79            87      1.099895           231            254
 Russell Non-U.S. .....................      1.247967           151           188      1.242993           298            370
 Russell Real Estate Securities........      0.923380            37            34      0.919674            37             34
 Russell Core Bond.....................      0.987105           239           236      0.983142           150            147
                                                                          -------                                   --------
   Equity..............................                                    62,645                                    199,900
   Annuity Reserves....................                                        --                                         --
                                                                          -------                                   --------
   Total Equity........................                                   $62,645                                   $199,900
                                                                          =======                                   ========

Notes to Financial Statements        B-16

[PRICEWATERHOUSECOOPERS LLC - LETTERHEAD]

Report of Independent Accountants

To The Northwestern Mutual Life Insurance Company and
Contract Owners of NML Variable Annuity Account C

In our opinion, the accompanying combined statement of assets and liabilities and the related combined and separate statements of operations and of changes in equity present fairly, in all material respects, the financial position of NML Variable Annuity Account C and the Small Cap Growth Stock Division, Aggressive Growth Stock Division, International Equity Division, Index 400 Stock Division, Growth Stock Division, Growth & Income Stock Division, Index 500 Stock Division, Balanced Division, High Yield Bond Division, Select Bond Division, Money Market Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-U.S. Division, Russell Real Estate Securities Division and Russell Core Bond Division thereof at December 31, 1999, the results of each of their operations for each of the two years or the period then ended and the changes in each of their equity for the two years or the period then ended in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 1999 with Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds, provide a reasonable basis for the opinion expressed above.

[PRICEWATERHOUSECOOPERS LLC]

Milwaukee, Wisconsin
January 27, 2000

                                     B- 17                   Accountants' Report

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Financial Position
(in millions)

The following financial statements of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual Life to meet its obligations under the Policies.

                                                                    DECEMBER 31,
                                                                ---------------------
                                                                 1999          1998
-------------------------------------------------------------------------------------
ASSETS
  Bonds.....................................................    $36,792       $34,888
  Common and preferred stocks...............................      7,108         6,062
  Mortgage loans............................................     13,416        12,250
  Real estate...............................................      1,666         1,481
  Policy loans..............................................      7,938         7,580
  Other investments.........................................      3,443         2,353
  Cash and temporary investments............................      1,159         1,275
                                                                -------       -------
    TOTAL INVESTMENTS.......................................     71,522        65,889
  Due and accrued investment income.........................        893           827
  Other assets..............................................      1,409         1,313
  Separate account assets...................................     12,161         9,966
                                                                -------       -------
    TOTAL ASSETS............................................    $85,985       $77,995
                                                                =======       =======
LIABILITIES AND SURPLUS
  Reserves for policy benefits..............................    $56,246       $51,815
  Policy benefit and premium deposits.......................      1,746         1,709
  Policyowner dividends payable.............................      3,100         2,870
  Interest maintenance reserve..............................        491           606
  Asset valuation reserve...................................      2,371         1,994
  Income taxes payable......................................      1,192         1,161
  Other liabilities.........................................      3,609         3,133
  Separate account liabilities..............................     12,161         9,966
                                                                -------       -------
    TOTAL LIABILITIES.......................................     80,916        73,254
  Surplus...................................................      5,069         4,741
                                                                -------       -------
    TOTAL LIABILITIES AND SURPLUS...........................    $85,985       $77,995
                                                                =======       =======

   The Accompanying Notes are an Integral Part of these Financial Statements

Consolidated Statement of Financial Position

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Operations
(in millions)

                                                              FOR THE YEAR ENDED DECEMBER 31,
                                                              -------------------------------
                                                               1999        1998        1997
---------------------------------------------------------------------------------------------
REVENUE
  Premiums and deposits.....................................  $ 8,344     $ 8,021     $ 7,294
  Net investment income.....................................    4,766       4,536       4,171
  Other income..............................................      970         922         861
                                                              -------     -------     -------
      TOTAL REVENUE.........................................   14,080      13,479      12,326
                                                              -------     -------     -------
BENEFITS AND EXPENSES
  Benefit payments to policyowners and beneficiaries........    4,023       3,602       3,329
  Net additions to policy benefit reserves..................    4,469       4,521       4,026
  Net transfers to separate accounts........................      516         564         566
                                                              -------     -------     -------
      TOTAL BENEFITS........................................    9,008       8,687       7,921
  Operating expenses........................................    1,287       1,297       1,138
                                                              -------     -------     -------
      TOTAL BENEFITS AND EXPENSES...........................   10,295       9,984       9,059
                                                              -------     -------     -------
      GAIN FROM OPERATIONS BEFORE DIVIDENDS AND TAXES.......    3,785       3,495       3,267
Policyowner dividends.......................................    3,091       2,869       2,636
                                                              -------     -------     -------
      GAIN FROM OPERATIONS BEFORE TAXES.....................      694         626         631
Income tax expense..........................................      203         301         356
                                                              -------     -------     -------
      NET GAIN FROM OPERATIONS..............................      491         325         275
Net realized capital gains..................................      846         484         414
                                                              -------     -------     -------
      NET INCOME............................................  $ 1,337     $   809     $   689
                                                              =======     =======     =======

   The Accompanying Notes are an Integral Part of these Financial Statements

                                     B-19   Consolidated Statement of Operations

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Changes in Surplus
(in millions)

                                                                       FOR THE YEAR ENDED
                                                                          DECEMBER 31,
                                                                --------------------------------
                                                                 1999         1998         1997
------------------------------------------------------------------------------------------------
BEGINNING OF YEAR...........................................    $4,741       $4,101       $3,515
  Net income................................................     1,337          809          689
  Increase (decrease) in net unrealized gains...............       213         (147)         576
  Increase in investment reserves...........................      (377)         (20)        (526)
  Charge-off of goodwill (Note 7)...........................      (842)          --           --
  Other, net................................................        (3)          (2)        (153)
                                                                ------       ------       ------
  NET INCREASE IN SURPLUS...................................       328          640          586
                                                                ------       ------       ------
END OF YEAR BALANCE.........................................    $5,069       $4,741       $4,101
                                                                ======       ======       ======

   The Accompanying Notes are an Integral Part of these Financial Statements

Consolidated Statement of Changes in Surplus

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Cash Flows
(in millions)

                                                                  FOR THE YEAR ENDED DECEMBER 31,
                                                                -----------------------------------
                                                                 1999          1998          1997
---------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
  Insurance and annuity premiums............................    $ 9,260       $ 8,876       $ 8,093
  Investment income received................................      4,476         4,216         3,928
  Disbursement of policy loans, net of repayments...........       (358)         (416)         (360)
  Benefits paid to policyowners and beneficiaries...........     (4,012)       (3,572)       (3,316)
  Net transfers to separate accounts........................       (516)         (564)         (565)
  Policyowner dividends paid................................     (2,862)       (2,639)       (2,347)
  Operating expenses and taxes..............................     (1,699)       (1,749)       (1,722)
  Other, net................................................        (56)          (83)          124
                                                                -------       -------       -------
       NET CASH PROVIDED BY OPERATING ACTIVITIES............      4,233         4,069         3,835
                                                                -------       -------       -------
CASH FLOWS FROM INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD OR MATURED
     Bonds..................................................     20,788        28,720        38,284
     Common and preferred stocks............................     13,331        10,359         9,057
     Mortgage loans.........................................      1,356         1,737         1,012
     Real estate............................................        216           159           302
     Other investments......................................        830           768           398
                                                                -------       -------       -------
                                                                 36,521        41,743        49,053
                                                                -------       -------       -------
  COST OF INVESTMENTS ACQUIRED
     Bonds..................................................     22,849        30,873        41,169
     Common and preferred stocks............................     13,794         9,642         9,848
     Mortgage loans.........................................      2,500         3,135         2,309
     Real estate............................................        362           268           202
     Other investments......................................      1,864           567           359
                                                                -------       -------       -------
                                                                 41,369        44,485        53,887
                                                                -------       -------       -------
  Net increase (decrease) in securities lending and other...        499          (624)          440
                                                                -------       -------       -------
       NET CASH USED IN INVESTING ACTIVITIES................     (4,349)       (3,366)       (4,394)
                                                                -------       -------       -------
       NET (DECREASE) INCREASE IN CASH AND TEMPORARY
        INVESTMENTS.........................................       (116)          703          (559)
Cash and temporary investments, beginning of year...........      1,275           572         1,131
                                                                -------       -------       -------
Cash and temporary investments, end of year.................    $ 1,159       $ 1,275       $   572
                                                                =======       =======       =======

   The Accompanying Notes are an Integral Part of these Financial Statements

                                     B-21  Consolidated Statement of Cash Flows

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Notes to Consolidated Statutory Financial Statements
December 31, 1999, 1998 and 1997

NOTE 1 -- BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company ("Company") and its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company ("Subsidiary"). The Company and its Subsidiary offer life, annuity, disability income and long-term care products to the personal, business, estate and tax-qualified markets.

The consolidated financial statements have been prepared using accounting policies prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin ("statutory basis of accounting").

In 1998, the National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles ("Codification") guidance, which will replace the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting. The NAIC is now considering amendments to Codification that would also be effective upon implementation. Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas (e.g., deferred income taxes are recorded). The Office of the Commissioner of Insurance of the State of Wisconsin ("OCI") intends to adopt Codification effective January 1, 2001. The Company has not determined the potential effect of Codification, and the eventual effect of adoption could differ if changes are made prior to the effective date of January 1, 2001.

Financial statements prepared on the statutory basis of accounting vary from financial statements prepared on the basis of generally accepted accounting principles ("GAAP") primarily because on a GAAP basis: (1) policy acquisition costs are deferred and amortized, (2) investment valuations and insurance reserves are based on different assumptions, (3) funds received under deposit-type contracts are not reported as premium revenue, and (4) deferred taxes are provided for temporary differences between book and tax basis of certain assets and liabilities. The effects on the financial statements of the differences between the statutory basis of accounting and GAAP are material to the Company.

The preparation of financial statements in conformity with the statutory basis of accounting requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual future results could differ from these estimates.

INVESTMENTS

The Company's investments are valued on the following bases:

Bonds -- Amortized cost using the interest method; loan-backed and structured securities are amortized using estimated prepayment rates and, generally, the prospective adjustment method

Common and preferred stocks -- Common stocks are carried at fair value, preferred stocks are generally carried at cost, and unconsolidated subsidiaries are recorded using the equity method

Mortgage loans -- Amortized cost

Real estate -- Lower of cost, less depreciation and encumbrances, or estimated net realizable value

Policy loans -- Unpaid principal balance, which approximates fair value

Other investments -- Consists primarily of joint venture investments which are valued at equity in ventures' net assets

Cash and temporary investments -- Amortized cost, which approximates fair value

TEMPORARY INVESTMENTS

Temporary investments consist of debt securities that have maturities of one year or less at acquisition.

NET INVESTMENT INCOME AND CAPITAL GAINS

Net investment income includes interest and dividends received or due and accrued on investments, equity in unconsolidated subsidiaries' earnings and the Company's share of joint venture income. Net investment income is reduced by investment management expenses, real estate depreciation, depletion related to energy assets and costs associated with securities lending.

Realized investment gains and losses are reported in income based upon specific identification of securities sold. Unrealized investment gains and losses include changes in the fair

Notes to Consolidated Statutory Financial Statements value of common stocks and changes in valuation allowances made for bonds, preferred stocks, mortgage loans and other investments considered by management to be impaired.

INTEREST MAINTENANCE RESERVE

The Company is required to maintain an interest maintenance reserve ("IMR"). The IMR is used to defer realized gains and losses, net of tax, on fixed income investments resulting from changes in interest rates. Net realized gains and losses deferred to the IMR are amortized into investment income over the approximate remaining term to maturity of the investment sold.

INVESTMENT RESERVES

The Company is required to maintain an asset valuation reserve ("AVR"). The AVR establishes a general reserve for invested asset valuation using a formula prescribed by state regulations. The AVR is designed to stabilize surplus against potential declines in the value of investments. In addition, the Company maintained a $200 million voluntary investment reserve at each of December 31, 1999 and 1998 to absorb potential investment losses exceeding those considered by the AVR formula. Increases or decreases in these investment reserves are recorded directly to surplus.

SEPARATE ACCOUNTS

Separate account assets and related policy liabilities represent the segregation of funds deposited by "variable" life insurance and annuity policyowners. Policyowners bear the investment performance risk associated with variable products. Separate account assets are invested at the direction of the policyowner in a variety of Company-managed mutual funds. Variable product policyowners also have the option to invest in a fixed interest rate annuity in the general account of the Company. Separate account assets are reported at fair value.

PREMIUM REVENUE AND OPERATING EXPENSES

Life insurance premiums are recognized as revenue at the beginning of each policy year. Annuity and disability income premiums are recognized when received by the Company. Operating expenses, including costs of acquiring new policies, are charged to operations as incurred.

OTHER INCOME

Other income includes considerations on supplementary contracts, ceded reinsurance expense allowances and miscellaneous policy charges.

BENEFIT PAYMENTS TO POLICYOWNERS AND BENEFICIARIES

Benefit payments to policyowners and beneficiaries include death, surrender and disability benefits, matured endowments and supplementary contract payments.

RESERVES FOR POLICY BENEFITS

Reserves for policy benefits are determined using actuarial estimates based on mortality and morbidity experience tables and valuation interest rates prescribed by the OCI. (See Note 3.)

POLICYOWNER DIVIDENDS

Almost all life insurance policies, and certain annuity and disability income policies issued by the Company are participating. Annually, the Company's Board of Trustees approves dividends payable on participating policies in the following fiscal year, which are accrued and charged to operations when approved.

RECLASSIFICATION

Certain financial statement balances for 1998 and 1997 have been reclassified to conform to the current year presentation.

                            Notes to Consolidated Statutory Financial Statements

NOTE 2 -- INVESTMENTS

DEBT SECURITIES

Debt securities consist of all bonds and fixed-maturity preferred stocks. The estimated fair values of debt securities are based upon quoted market prices, if available. For securities not actively traded, fair values are estimated using independent pricing services or internally developed pricing models.

Statement value, which principally represents amortized cost, and estimated fair value of the Company's debt securities at December 31, 1999 and 1998 were as follows:

                           RECONCILIATION TO ESTIMATED FAIR VALUE
                       -----------------------------------------------
                                     GROSS        GROSS      ESTIMATED
                       STATEMENT   UNREALIZED   UNREALIZED     FAIR
  DECEMBER 31, 1999      VALUE       GAINS        LOSSES       VALUE
  -----------------    ---------   ----------   ----------   ---------
                                        (IN MILLIONS)
U.S. Government and
  political
  obligations........   $ 3,855      $   72      $  (167)     $ 3,760
Mortgage-backed
  securities.........     7,736          65         (256)       7,545
Corporate and other
  debt securities....    25,201         249       (1,088)      24,362
                        -------      ------      -------      -------
                         36,792         386       (1,511)      35,667
Preferred stocks.....        85           2           --           87
                        -------      ------      -------      -------
     Total...........   $36,877      $  388      $(1,511)     $35,754
                        =======      ======      =======      =======

                           RECONCILIATION TO ESTIMATED FAIR VALUE
                       -----------------------------------------------
                                     GROSS        GROSS      ESTIMATED
                       STATEMENT   UNREALIZED   UNREALIZED     FAIR
  DECEMBER 31, 1998      VALUE       GAINS        LOSSES       VALUE
  -----------------    ---------   ----------   ----------   ---------
                                        (IN MILLIONS)
U.S. Government and
  political
  obligations........   $ 3,904      $  461      $   (11)     $ 4,354
Mortgage-backed
  securities.........     7,357         280          (15)       7,622
Corporate and other
  debt securities....    23,627       1,240         (382)      24,485
                        -------      ------      -------      -------
                         34,888       1,981         (408)      36,461
Preferred stocks.....       189           4           (1)         192
                        -------      ------      -------      -------
     Total...........   $35,077      $1,985      $  (409)     $36,653
                        =======      ======      =======      =======

The statement value and estimated fair value of debt securities by contractual maturity at December 31, 1999 is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                   STATEMENT    ESTIMATED
                                     VALUE      FAIR VALUE
                                   ---------    ----------
                                        (IN MILLIONS)
Due in one year or less..........   $   931      $   942
Due after one year through five
  years..........................     5,420        5,412
Due after five years through ten
  years..........................    11,168       10,796
Due after ten years..............    11,622       11,059
                                    -------      -------
                                     29,141       28,209
Mortgage-backed securities.......     7,736        7,545
                                    -------      -------
                                    $36,877      $35,754
                                    =======      =======

STOCKS

The estimated fair values of common and perpetual preferred stocks are based upon quoted market prices, if available. For securities not actively traded, fair values are estimated using independent pricing services or internally developed pricing models.

The adjusted cost of common and preferred stock held by the Company at December 31, 1999 and 1998 was $4.9 billion and $4.3 billion, respectively.

MORTGAGE LOANS AND REAL ESTATE

Mortgage loans are collateralized by properties located throughout the United States and Canada. The Company attempts to minimize mortgage loan investment risk by diversification of geographic locations and types of collateral properties.

The fair value of mortgage loans as of December 31, 1999 and 1998 was $13.2 billion and $12.9 billion, respectively. The fair value of the mortgage loan portfolio is estimated by discounting the future estimated cash flows using current interest rates of debt securities with similar credit risk and maturities, or utilizing net realizable values.

At December 31, 1999 and 1998, real estate includes $39 million and $61 million, respectively, acquired through foreclosure and $114 million and $120 million, respectively, of home office real estate.

Notes to Consolidated Statutory Financial Statements

REALIZED AND UNREALIZED GAINS AND LOSSES

Realized investment gains and losses for the years ended December 31, 1999, 1998 and 1997 were as follows:

                                     FOR THE YEAR ENDED
                                     DECEMBER 31, 1999
                              --------------------------------
                                                        NET
                                                      REALIZED
                              REALIZED    REALIZED     GAINS
                               GAINS       LOSSES     (LOSSES)
                              --------    --------    --------
                                       (IN MILLIONS)
Bonds.....................     $  219      $(404)      $ (185)
Common and preferred
  stocks..................      1,270       (255)       1,015
Mortgage loans............         22        (12)          10
Real estate...............         92         --           92
Other invested assets.....        308       (189)         119
                               ------      -----       ------
                               $1,911      $(860)       1,051
                               ======      =====       ------
Less: Capital gains
  taxes...................                                244
Less: IMR (losses)
  gains...................                                (39)
                                                       ------
Net realized capital
  gains...................                             $  846
                                                       ======

                                     FOR THE YEAR ENDED
                                     DECEMBER 31, 1998
                              --------------------------------
                                                        NET
                                                      REALIZED
                              REALIZED    REALIZED     GAINS
                               GAINS       LOSSES     (LOSSES)
                              --------    --------    --------
                                       (IN MILLIONS)
Bonds.....................     $  514      $(231)      $  283
Common and preferred
  stocks..................        885       (240)         645
Mortgage loans............         18        (11)           7
Real estate...............         41         --           41
Other invested assets.....        330       (267)          63
                               ------      -----       ------
                               $1,788      $(749)       1,039
                               ======      =====       ------
Less: Capital gains
  taxes...................                                358
Less: IMR (losses)
  gains...................                                197
                                                       ------
Net realized capital
  gains...................                             $  484
                                                       ======

                                     FOR THE YEAR ENDED
                                     DECEMBER 31, 1997
                              --------------------------------
                                                        NET
                                                      REALIZED
                              REALIZED    REALIZED     GAINS
                               GAINS       LOSSES     (LOSSES)
                              --------    --------    --------
                                       (IN MILLIONS)
Bonds.....................     $  518      $(269)       $249
Common and preferred
  stocks..................        533       (150)        383
Mortgage loans............         14        (14)         --
Real estate...............        100         (2)         98
Other invested assets.....        338       (105)        233
                               ------      -----        ----
                               $1,503      $(540)        963
                               ======      =====        ----
Less: Capital gains
  taxes...................                               340
Less: IMR (losses)
  gains...................                               209
                                                        ----
Net realized capital
  gains...................                              $414
                                                        ====

Changes in unrealized net investment gains and losses for the years ended December 31, 1999, 1998 and 1997 were as follows:

                                    FOR THE YEAR ENDED
                                       DECEMBER 31,
                                  ----------------------
                                  1999     1998     1997
                                  ----     ----     ----
                                      (IN MILLIONS)
Bonds.........................    $(178)   $ (97)   $ 43
Common and preferred stocks...      415       29     528
Mortgage loans................      (10)     (16)     (7)
Real estate...................       (2)      --      --
Other.........................      (12)     (63)     12
                                  -----    -----    ----
                                  $ 213    $(147)   $576
                                  =====    =====    ====

SECURITIES LENDING

The Company has entered into securities lending agreements whereby certain securities are loaned to third parties, primarily major brokerage firms. The Company's policy requires a minimum of 102% of the fair value of the loaned securities as collateral, calculated on a daily basis in the form of either cash or securities. Collateral assets received and related liability due to counterparties of $2.1 billion and $1.5 billion, respectively, are included in the consolidated statements of financial position at December 31, 1999 and 1998, and approximate the statement value of securities loaned at those dates.

INVESTMENT IN MGIC

The Company owns 11.3% (11.9 million shares) of the outstanding common stock of MGIC Investment Corporation ("MGIC"). This investment is accounted for using the equity method. At December 31, 1999 and 1998, the fair value of the Company's investment in MGIC exceeded the statement value of $201 million and $180 million, respectively, by $518 million and $296 million, respectively.

In August 1998, the Company delivered 8.9 million shares of MGIC to a brokerage firm to settle a forward contract. In conjunction with the settlement, the Company recorded a $114 million realized gain.

DERIVATIVE FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions to reduce its exposure to fluctuations in interest rates, foreign currency exchange rates and market volatility. These hedging strategies include the use of forwards, futures, options and swaps.

                            Notes to Consolidated Statutory Financial Statements

The Company held the following positions for hedging purposes at December 31, 1999 and 1998:

                                                NOTIONAL AMOUNTS
                                           ---------------------------
                                           DECEMBER 31,   DECEMBER 31,
     DERIVATIVE FINANCIAL INSTRUMENT           1999           1998                     RISKS REDUCED
     -------------------------------       ------------   ------------                 -------------
                                                  (IN MILLIONS)
Foreign Currency
  Forward Contracts......................      $967           $601       Currency exposure on foreign-denominated
                                                                         investments
Common Stock Futures.....................       620            657       Stock market price fluctuation.
Bond Futures.............................        50            379       Bond market price fluctuation.
Options to acquire Interest Rate Swaps...       419            419       Interest rates payable on certain annuity
                                                                         and insurance contracts.
Foreign Currency and
  Interest Rate Swaps....................       203             94       Interest rates on variable rate notes and
                                                                         currency exposure on foreign-denominated
                                                                         bonds.
Default Swaps............................        52             --       Default exposure on certain bond
                                                                         investments.

The notional or contractual amounts of derivative financial instruments are used to denominate these types of transactions and do not represent the amounts exchanged between the parties.

In addition to the use of derivatives for hedging purposes, equity swaps were held for investment purposes during 1999 and 1998. The notional amount of equity swaps outstanding at December 31, 1999 and 1998 was $136 million and $138 million, respectively.

Foreign currency forwards, foreign currency swaps, stock futures and equity swaps are reported at fair value. Resulting gains and losses on these contracts are unrealized until expiration of the contract. There is no statement value reported for interest rate swaps, bond futures and options to acquire interest rate swaps prior to the settlement of the contract, at which time realized gains and losses are deferred to IMR. Changes in the value of derivative instruments are expected to offset gains and losses on the hedged investments. During 1999 and 1998, net realized and unrealized gains on investments were partially offset by net realized losses of $55 million and $104 million, respectively, and net unrealized gains (losses) of $17 million and $(58) million, respectively, on derivative instruments. The effect of derivative instruments in 1997 was not material to the Company's results of operations.

NOTE 3 -- RESERVES FOR POLICY BENEFITS

Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner's Reserve Valuation Method with interest rates ranging from 3 1/2% to 5 1/2%. Other life policy reserves are primarily based on the net level premium method employing various mortality tables at interest rates ranging from 2% to 4 1/2%.

Deferred annuity reserves on contracts issued since 1985 are valued primarily using the Commissioner's Annuity Reserve Valuation Method with interest rates ranging from 3 1/2% to 6 1/4%. Other deferred annuity reserves are based on contract value. Immediate annuity reserves are based on present values of expected benefit payments at interest rates ranging from 3 1/2% to 7 1/2%.

Active life reserves for disability income ("DI") policies issued since 1987 are primarily based on the two-year preliminary term method using a 4% interest rate and the 1985 Commissioner's Individual Disability Table A ("CIDA") for morbidity. Active life reserves for prior DI policies are based on the net level premium method, a 3% to 4% interest rate and the 1964 Commissioner's Disability Table for morbidity. Disabled life reserves for DI policies are based on the present values of expected benefit payments primarily using the 1985 CIDA (modified for Company experience in the first four years of disability) with interest rates ranging from 3% to 5 1/2%.

Use of these actuarial tables and methods involves estimation of future mortality and morbidity. Actual future experience could differ from these estimates.

NOTE 4 -- EMPLOYEE AND AGENT BENEFIT PLANS

The Company sponsors noncontributory defined benefit retirement plans for all eligible employees and agents. The expense associated with these plans is generally recorded by the Company in the period contributions are funded. As of

Notes to Consolidated Statutory Financial Statements

January 1, 1999, the most recent actuarial valuation date available, the qualified defined benefit plans were fully funded. The Company recorded a liability of $109 million and $98 million for nonqualified defined benefit plans at December 31, 1999 and 1998, respectively. In addition, the Company has a contributory 401(k) plan for eligible employees and a noncontributory defined contribution plan for all full-time agents. The Company's contributions are expensed in the period contributions are made to the plans. The Company recorded $31 million, $29 million and $27 million of total expense related to its defined benefit and defined contribution plans for the years ended December 31, 1999, 1998 and 1997, respectively. The defined benefit and defined contribution plans' assets of $2.2 billion and $1.9 billion at December 31, 1999 and 1998, respectively, were primarily invested in the separate accounts of the Company.

In addition to pension and retirement benefits, the Company provides certain health care and life insurance benefits ("postretirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Company. Postretirement benefit costs for the years ended December 31, 1999, 1998 and 1997 were a net expense (benefit) of $5.0 million, $1.8 million and ($1.3) million, respectively.

                            DECEMBER 31,         DECEMBER 31,
                                1999                 1998
                         ------------------   ------------------
Unfunded postretirement
  benefit obligation
  for retirees and
  other fully eligible
  employees (Accrued in
  statement of
  financial
  position)............  $40 million          $35 million
Estimated
  postretirement
  benefit obligation
  for active non-vested
  employees (Not
  accrued until
  employee vests)......  $68 million          $56 million
Discount rate..........  7%                   7%
Health care cost trend   10% to an ultimate   10% to an ultimate
  rate.................  5%, declining 1%     5%, declining 1%
                         for 5 years          for 5 years

If the health care cost trend rate assumptions were increased by 1%, the accrued postretirement benefit obligation as of December 31, 1999 and 1998 would have been increased by $6 million and $5 million, respectively.

At December 31, 1999 and 1998, the recorded postretirement benefit obligation was reduced by $28 million and $23 million, respectively, for health care benefit plan assets. These assets were primarily invested in the separate accounts of the Company.

NOTE 5 -- REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding to reinsurers under excess coverage and coinsurance contracts. The Company retains a maximum of $25 million of coverage per individual life and $35 million maximum of coverage per joint life. The Company has an excess reinsurance contract for disability income policies with retention limits varying based upon coverage type.

The amounts shown in the accompanying consolidated financial statements are net of reinsurance. Reserves for policy benefits at December 31, 1999 and 1998 were reported net of ceded reserves of $584 million and $518 million, respectively. The effect of reinsurance on premiums and benefits for the years ended December 31, 1999, 1998 and 1997 was as follows:

                                1999     1998     1997
                               ------   ------   ------
                                    (IN MILLIONS)
Direct premiums and
  deposits...................  $8,785   $8,426   $7,647
Premiums ceded...............    (441)    (405)    (353)
                               ------   ------   ------
Net premium and deposits.....  $8,344   $8,021   $7,294
                               ======   ======   ======
Benefits to policyowners and
  beneficiaries..............   9,205   $8,869   $8,057
Benefits ceded...............    (197)    (182)    (136)
                               ------   ------   ------
Net benefits to policyowners
  and beneficiaries..........  $9,008   $8,687   $7,921
                               ======   ======   ======

In addition, the Company received $133 million, $121 million and $115 million for the years ended December 31, 1999, 1998 and 1997, respectively, from reinsurers representing allowances for reimbursement of commissions and other expenses. These amounts are included in other income in the consolidated statement of operations.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor

                            Notes to Consolidated Statutory Financial Statements
their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

NOTE 6 -- INCOME TAXES

Provisions for income taxes are based on current income tax payable without recognition of deferred taxes. The Company files a consolidated life-nonlife federal income tax return. Federal income tax returns for years through 1995 are closed as to further assessment of tax. Adequate provision has been made in the financial statements for any additional taxes, which may become due with respect to the open years.

The Company's taxable income can vary significantly from gain from operations before taxes due to differences between book and tax valuation of assets and liabilities (e.g., investments and policy benefit reserves). The Company pays a tax that is assessed only on the surplus of mutual life insurance companies ("equity tax"), and also, the Company must capitalize and amortize, as opposed to immediately deducting, an amount deemed to represent the cost of acquiring new business ("DAC tax").

The Company's effective tax rate on gains from operations before taxes for the years ended December 31, 1999, 1998 and 1997 was 29%, 48%, and 56% respectively. In 1999, the effective rate was less than the federal corporate rate of 35% due primarily to differences between book and tax investment income. In 1998 and 1997, the effective rate was greater than 35% due primarily to the equity tax and DAC tax.

NOTE 7 -- RELATED PARTY TRANSACTIONS

The Company acquired Frank Russell Company ("Frank Russell") effective January 1, 1999 for a purchase price of approximately $950 million. Frank Russell is a leading investment management and consulting firm, providing investment advice, analytical tools and investment vehicles to institutional and individual investors in more than 30 countries. This investment is accounted for using the equity method and is included in common stocks in the consolidated statement of financial position. In 1999, the Company charged-off directly from surplus approximately $842 million, representing the total goodwill associated with the acquisition. The Company has received permission from the OCI for this charge-off. The Company has unconditionally guaranteed certain debt obligations of Frank Russell, including $350 million of senior notes and up to $150 million of other credit facilities.

During 1999, the Company transferred appreciated equity investments to a wholly-owned subsidiary as a capital contribution to the subsidiary. A realized capital gain of $287 million was recorded on this transaction based on the fair value of the assets upon transfer.

NOTE 8 -- CONTINGENCIES

The Company has guaranteed certain obligations of its other affiliates. These guarantees totaled approximately $101 million at December 31, 1999 and are generally supported by the underlying net asset values of the affiliates.

In addition, the Company routinely makes commitments to fund mortgage loans or other investments in the normal course of business. These commitments aggregated to $1.9 billion at December 31, 1999 and were extended at market interest rates and terms.

The Company is engaged in various legal actions in the normal course of its investment and insurance operations. In the opinion of management, any losses resulting from such actions would not have a material effect on the Company's financial position.

Notes to Consolidated Statutory Financial Statements

[PRICEWATERHOUSECOOPERS LLP - LETTERHEAD]

R EPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Policyowners of The Northwestern Mutual Life Insurance Company

We have audited the accompanying consolidated statement of financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 1999 and 1998, and the related consolidated statements of operations, of changes in surplus and of cash flows for each of the three years in the period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these consolidated financial statements using accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting), which practices differ from accounting principles generally accepted in the United States. Accordingly, the consolidated financial statements are not intended to represent a presentation in accordance with generally accepted accounting principles. The effects on the consolidated financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, the consolidated financial statements audited by us (1) do not present fairly in conformity with generally accepted accounting principles, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 1999 and 1998, or the results of their operations or their cash flows for each of the three years in the period ended December 31, 1999 because of the effects of the variances between the statutory basis of accounting and generally accepted accounting principles referred to in the preceding paragraph and (2) do present fairly, in all material respects, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 1999 and 1998 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, on the basis of accounting described in Note 1.

/s/ PriceWaterhousecoopers LLP
January 24, 2000

Accountants' Report                  B- 29

                                TABLE OF CONTENTS

                                                                                                               PAGE
                                                                                                               ----
GENERAL INFORMATION.............................................................................................B-2

DISTRIBUTION OF THE CONTRACTS...................................................................................B-2

DETERMINATION OF ANNUITY PAYMENTS...............................................................................B-2
         Amount of Annuity Payments.............................................................................B-2
         Annuity Unit Value.....................................................................................B-3
         Illustrations of Variable Annuity Payments.............................................................B-3

VALUATION OF ASSETS OF THE ACCOUNT..............................................................................B-4

TRANSFERABILITY RESTRICTIONS....................................................................................B-4

EXPERTS.........................................................................................................B-4

FINANCIAL STATEMENTS OF THE ACCOUNT.............................................................................B-5
(for the two years ended December 31, 1999)

REPORT OF INDEPENDENT ACCOUNTANTS..............................................................................B-17
(for the two years ended December 31, 1999)

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL....................................................................B-18
(for the three years ended December 31, 1999)

REPORT OF INDEPENDENT ACCOUNTANTS..............................................................................B-29
(for the three years ended December 31, 1999)

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)      Financial Statements
                  The financial statements of NML Variable Annuity Account C and The Northwestern Mutual Life Insurance Company are included in the Statement of Additional Information.

                  NML Variable Annuity Account C
                  (for the two years ended December 31, 1999)
                    Statement of Assets and Liabilities
                    Statement of Operations
                    Changes in Equity
                    Notes to Financial Statements
                    Report of Independent Accountants

                  The Northwestern Mutual Life Insurance Company (for the three years ended December 31, 1999)
                    Consolidated Statement of Financial Position
                    Consolidated Statement of Operations
                    Consolidated Statement of Changes in Surplus
                    Consolidated Statement of Cash Flows
                    Notes to Consolidated Statutory Financial Statements
                    Report of Independent Accountants

         (b)  Exhibits

         Exhibit B(10)          Consent of PricewaterhouseCoopers LLP

         The following documents, previously included in the Registration Statement and amendments thereto, are herein restated in electronic format:

         Exhibit B(1)(a)      Resolution of the Board of Trustees of The
                              Northwestern Mutual Life Insurance Company creating the Account

         Exhibit B(1)(b)      Resolution of the Board of Trustees of The
                              Northwestern Mutual Life Insurance Company to use the Account to facilitate the issuance and maintenance of the Contracts and renaming the Account "NML Variable Annuity Account C"

         The following exhibits were filed in electronic format with Post-Effective Amendment No. 19 on Form N-4 for NML Variable Annuity Account C, File No. 2-89905-01, CIK 0000790163, dated February 25, 1999, and are incorporated herein by reference:

         Exhibit B(4)(a)      Group Combination Annuity Contract, NVP.1C.(0594),
                              with amended application, including Contract amendment (sex neutral)

         Exhibit B(5)         The application form is included in Exhibit
                              B(4)(a) above

         Exhibit B(8)(a)      Form of Participation Agreement Among Russell
                              Insurance Funds, Russell Fund  Distributors, Inc.
                              and The Northwestern  Mutual Life Insurance
                              Company

         Exhibit B(8)(b)      Form of Administrative Service Fee Agreement
                              between The Northwestern Mutual Life Insurance
                              Company and Frank Russell Company

         The following exhibit was filed in electronic format with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 333-59103, CIK 0000742277, dated July 15, 1998, and is incorporated herein by reference:

         Exhibit A(6)(b)       Amended By-Laws of The Northwestern Mutual Life
                               Insurance Company dated January 28, 1998

         The following exhibit was filed in electronic format with Post-Effective Amendment No. 16 on Form N-4 for NML Variable Annuity Account C, File No. 2-89905-01, CIK 0000790163, dated April 26, 1996, and is incorporated herein by reference:

         EX-99.B1 Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company

Item 25. Directors and Officers of the Depositor

         The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company as of April 1, 2000, without regard to their activities relating to variable annuity contracts or their authority to act or their status as "officers" as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES

Name                                                          Business Address
----                                                          ----------------
R. Quintus Anderson                                           Aarque Capital Corporation
                                                              20 West Fairmount Avenue
                                                              P.O. Box 109
                                                              Lakewood, NY 14750-0109

Edward E. Barr                                                Sun Chemical Corporation
                                                              222 Bridge Plaza South
                                                              Fort Lee, NJ  07024

Gordon T. Beaham III                                          Faultless Starch/Bon Ami Co.
                                                              1025 West Eighth Street
                                                              Kansas City, MO 64101

Robert C. Buchanan                                            Fox Valley Corporation
                                                              100 West Lawrence Street
                                                              P.O. Box 727
                                                              Appleton, WI  54911

George A. Dickerman                                           Spalding Sports Worldwide
                                                              425 Meadow Street
                                                              P.O. Box 901
                                                              Chicopee, MA  01021-0901

Pierre S. du Pont                                             Richards, Layton and Finger
                                                              P.O. Box 551
                                                              1 Rodney Square
                                                              Wilmington, DE 19899

James D. Ericson                                              The Northwestern Mutual Life
                                                              Insurance Company
                                                              720 East Wisconsin Avenue
                                                              Milwaukee, WI 53202

J. E. Gallegos                                                Gallegos Law Firm
                                                              460 St. Michaels Drive
                                                              Building 300
                                                              Santa Fe, NM 87505

Stephen N. Graff                                              805 Lone Tree Road
                                                              Elm Grove, WI 53122-2014

Patricia Albjerg Graham                                       Graduate School of Education
                                                              Harvard University
                                                              420 Gutman
                                                              Cambridge, MA  02138

Stephen F. Keller                                             101 South Las Palmas Avenue
                                                              Los Angeles, CA 90004

Barbara A. King                                               Landscape Structures, Inc.
                                                              Route 3, 601 - 7th Street South
                                                              Delano, MN 55328

J. Thomas Lewis                                               228 St. Charles Avenue
                                                              Suite 1024
                                                              New Orleans, LA 70130

Daniel F. McKeithan Jr.                                       Tamarack Petroleum Company, Inc.
                                                              Suite 1920
                                                              777 East Wisconsin Avenue
                                                              Milwaukee, WI 53202

Guy A. Osborn                                                 Universal Foods Corp.
                                                              433 East Michigan Street
                                                              Milwaukee, WI 53202

Timothy D. Proctor                                            Diageo plc
                                                              8 Henrietta Place
                                                              London W1M 9AG
                                                              United Kingdom

H. Mason Sizemore, Jr.                                        The Seattle Times
                                                              Fairview Avenue North and John Street
                                                              P.O. Box 70
                                                              Seattle, WA  98109

Harold B. Smith, Jr.                                          Illinois Tool Works, Inc.
                                                              3600 West Lake Avenue
                                                              Glenview, IL 60625-5811

Sherwood H. Smith, Jr.                                        Carolina Power & Light Company
                                                              411 Fayetteville Street Mall
                                                              P.O. Box 1551
                                                              Raleigh, NC  27602

Peter M. Sommerhauser                                         Godfrey & Kahn, S.C.
                                                              780 North Water Street
                                                              Milwaukee, WI 53202-3590

John E. Steuri                                                Advanced Thermal Technologies
                                                              2102 Riverfront Drive, Suite 120
                                                              Little Rock, AR 72202-1747

John J. Stollenwerk                                           Allen-Edmonds Shoe Corporation
                                                              201 East Seven Hills Road
                                                              P.O. Box 998
                                                              Port Washington, WI 53074-0998

Barry L. Williams                                             Williams Pacific Ventures, Inc.
                                                              100 First Street
                                                              Suite 2350
                                                              San Francisco, CA 94105

Kathryn D. Wriston                                            c/o Shearman & Sterling
                                                              599 Lexington Avenue
                                                              Room 1126
                                                              New York, NY 10022

Edward J. Zore                                                The Northwestern Mutual Life
                                                              Insurance Company
                                                              720 East Wisconsin Avenue
                                                              Milwaukee, WI  53202


EXECUTIVE OFFICERS

Name                                                          Title
----                                                          -----
Deborah A. Beck                             Executive Vice President
William H. Beckley                          Executive Vice President
Robert J. Berdan                            Vice President and General Counsel
John M. Bremer                              Senior Executive Vice President and Secretary
Peter W. Bruce                              Senior Executive Vice President
Steven T. Catlett                           Vice President

Mark G. Doll                                Senior Vice President
Thomas E. Dyer                              Vice President
James D. Ericson                            Chairman and Chief Executive Officer, Trustee
Christina H. Fiasca                         Vice President
Richard L. Hall                             Senior Vice President
William C. Koenig, FSA                      Senior Vice President and Chief Actuary
Gary E. Long                                Vice President and Controller
Susan A. Lueger                             Vice President
Meridee J. Maynard                          Vice President
Donald L. Mellish                           Senior Vice President
Bruce L. Miller                             Executive Vice President
Gregory C. Oberland                         Vice President
Barbara F. Piehler                          Vice President
James F. Reiskytl                           Vice President
Lora A. Rosenbaum                           Vice President
Mason G. Ross                               Senior Vice President
John E. Schlifske                           Senior Vice President
Leonard F. Stecklein                        Senior Vice President - Policyowner Services
Frederic H. Sweet                           Senior Vice President
J. Edward Tippets                           Vice President
Martha M. Valerio                           Vice President
David B. Wescoe                             Vice President
W. Ward White                               Vice President
Walt J. Wojcik                              Senior Vice President
Edward J. Zore                              President and Trustee


OTHER OFFICERS

Name                                                                   Title
----                                                                   -----
John M. Abbott                                       Associate Director - Benefits Research
Carl G. Amick                                        Director - Disability Benefits
Thomas R. Anderson                                   Director - Trust Services
Maria J. Avila                                       Associate Director - Investment Accounting
Michael J. Backus                                    Associate Director - Information Systems
John E. Bailey                                       Senior Actuary
Nicholas H. Bandow                                   Assistant Director - Information Systems
Margaret A. Barkley                                  Director - Agency
Walter L. Barlow                                     Assistant Director - Education
Rebekah B. Barsch                                    Director NML Foundation
Sandra L. Barton                                     Assistant Director - Marketing
Bradford P. Bauer                                    Assistant Director - Advanced Marketing
Beth M. Berger                                       Assistant General Counsel & Assistant Secretary
Frederick W. Bessette                                Assistant General Counsel & Assistant Secretary
Carrie L. Bleck                                      Assistant Director
D. Rodney Bluhm                                      Assistant General Counsel
Jessica J. Borgmann                                  Assistant Director - Agency
Willette Bowie                                       Employee Relations Director
Martin R. Braasch                                    Director - Underwriting Standards & Services
Patricia R. Braeger                                  Associate Director - Information Systems
James A. Brewer                                      Investment Research Officer
William J. Buholzer                                  Employee Relations Director

Michael S. Bula                                      Assistant General Counsel
Jerry C. Burg                                        Associate Director - Field Benefits
Pency P. Byhardt                                     Assistant Director - New Business
Gregory B. Bynan                                     Director - Corporate Services
Kim M. Cafaro                                        Assistant Director - Annuity Marketing
John E. Cain                                         Assistant Director - Life Benefits
Gwen C. Canady                                       Assistant Director-Mutual Funds
Shanklin B. Cannon, M.D.                             Medical Director - Life Products/Research
Terese J. Capizzi                                    Director - Long Term Care
Kurt P. Carbon                                       Associate Regional Director
John P. Carrick                                      Assistant Director - Information Systems
Michael G. Carter                                    Director - Corporate Planning
William W. Carter                                    Associate Actuary
John E. Caspari                                      Assistant Director - Advertising & Corporate
                                                     Information
Walter J. Chossek                                    Associate Controller
Thomas R. Christenson                                Director - Life Marketing
Eric P. Christophersen                               Director - Marketing
Alan E. Close                                        Associate Controller
Carolyn M. Colbert                                   Assistant Director - New Business
Margaret Winter Combe                                Director - Agency Development
Robyn S. Cornelius                                   Assistant Director - Field Financial
Virginia A. Corwin                                   Assistant Director - New Business
Barbara E. Courtney                                  Associate Director - Mutual Funds
Dennis J. Darland                                    Assistant Director - Disability Income
Thomas H. Davis                                      Associate Director - Information Systems
Nicholas De Fino                                     Assistant Director
Glen W. DeZeeuw                                      Director - Agency Development
Carol A. Detlaf                                      Director - Annuity Administration
Colleen Devlin                                       Assistant Director - Communications
Glen W. DeZeeuw                                      Director - Agency Services
Joseph Dobering, III                                 Associate Director - Underwriting Standards & Services
Jennifer L. Docea                                    Assistant Actuary
Lisa C. Dodd                                         Director - Policyowner Services
Richard P. Dodd                                      Assistant Director - Agency
Daniel C. Dougherty                                  Director - Personal Markets
Margaret T. Dougherty                                Associate Director - Information Systems
John R. Dowell                                       Director - Workforce Diversity
William O. Drehfal                                   Assistant Director - Media Services
Steven J. Dryer                                      Assistant Director - Marketing
Jeffrey S. Dunn                                      Vice President
John E. Dunn                                         Assistant General Counsel & Secretary
Somayajulu Durvasula                                 Director - Field Financial
James R. Eben                                        Assistant General Counsel and Assistant
                                                     Secretary
Magda El Sayed                                       Assistant Director - Information Systems
Michael S. Ertz                                      Director - Agency
Thomas F. Fadden                                     Assistant Director - Information Systems
Zenia J. Fieldbinder                                 Assistant Director - Annuity Accumulation
Richard F. Fisher                                    Senior Actuary
Marcia L. Fitzgerald                                 Assistant Director - New Business
Dennis J. Fitzpatrick                                Director - Advanced Marketing
Jon T. Flaschner                                     Director - Policyowner Services

Kate M. Fleming                                      Assistant General Counsel and Secretary
Carol J. Flemma                                      Director - Marketing
Laurie Flessas                                       Assistant Director - Life Marketing
John E. Fobes II                                     Assistant Director - Agency Services
Donald Forecki                                       Investment Officer
Phillip B. Franczyk                                  Vice President
Stephen H. Frankel                                   Vice President
James Frasher                                        Assistant General Counsel and Assistant Secretary
Peter Q. Fraser                                      Director - Development
Anne A. Frigo                                        Assistant Director - New Business
Richard R. Garthwait                                 Vice President - Field Financial
David L. Georgenson                                  Director - Agent Development
Timothy L. Gergens                                   Financial Officer
Paulette A. Getschman                                Assistant Director - Policyowner Services
James W. Gillespie                                   Vice President
Walter M. Givler                                     Director - New Business
Edwin P. Glass, Jr.                                  Vice President - Trust Services
Robert P. Glazier                                    Director - New Business
Robert K. Gleeson, M.D.                              Vice President - Medical Director
Mark J. Gmach                                        Director - Agency
Jason G. Goetze                                      Assistant Director - Long Term Care
David Lee Gosse                                      Assistant Director - Disability Benefits
William F. Grady                                     Director of Field Finances
John M. Grogan                                       Director - Disability Income
Thomas C. Guay                                       Director - Field Financial
Gerald A. Haas                                       Assistant Director - Information Systems
Patricia Ann Hagen                                   Associate Director - Information Systems
Ronald D. Hagen                                      Vice President
Lori A. Hanes                                        Director - Human Resources
William M. Harris                                    Assistant Regional Director - South
Dennis R. Hart                                       Assistant Director - Agent Development
James C. Hartwig                                     Vice President - Advanced Marketing
Paul F. Heaton                                       Assistant General Counsel and Assistant Secretary
William L. Hegge                                     Associate Director of Telecommunications
Wayne F. Heidenreich                                 Medical Director
Susan J. Heinzelman                                  Assistant Actuary
Jacquelyn F. Heise                                   Associate Director - Information Systems
Robert L. Hellrood                                   Director - New Business
Herbert F. Hellwig                                   Assistant Director - Personal Markets
Jane A. Herman                                       Director - Term Upgrade
Gary M. Hewitt                                       Vice President & Treasurer
John G. Hickmann                                     Assistant Director - Field Financial
Donna R. Higgins                                     Associate Director - Information Systems
David L. Hilbert                                     Investment Officer
Karla D. Hill                                        Human Resource Officer
Susan G. Hill                                        Assistant Director
John D. Hillmer                                      Assistant Director - Information Systems
Hugh L. Hoffman                                      Assistant Director - Information Systems
Richard S. Hoffmann                                  Vice President - Audit
Terence J. Holahan                                   Assistant Director - Long Term Care
Bruce Holmes                                         Associate Actuary
Elizabeth S. Idleman                                 Assistant General Counsel and Secretary
Scott C. Iodice                                      Assistant Director - Agency

Joseph P. Jansky                                     Assistant Director - Corporate Planning
Michael D. Jaquint                                   Assistant Actuary
Dolores A. Juergens                                  Associate Director - Agency
Mark A. Kaprelian                                    Assistant General Counsel and Assistant Secretary
Marilyn J. Katz                                      Assistant Director - Medical Consultants
John C. Kelly                                        Associate Controller
Kevin C. Kennedy                                     Assistant Director - Architecture
James B. Kern                                        Regional Director - Central Region
Donald C. Kiefer                                     Vice President
Jason T. Klawonn                                     Assistant Actuary
Allen B. Kluz                                        Director - Human Resources
Beatrice C. Kmiec                                    Assistant Regional Director - East
James A. Koelbl                                      Assistant General Counsel and Secretary
John L. Kordsmeier                                   Director - Human Resources
Robert J. Kowalsky                                   Chief Architect - Information Systems
Carol L. Kracht                                      Assistant General Counsel & Assistant Secretary
Martha Krawczak                                      Officer - Life and Disability
Patricia A. Krueger                                  Assistant Director - Annuity Products
Jeffrey J. Krygiel                                   Assistant Actuary
Todd L. Laszewski                                    Associate Actuary
Patrick J. Lavin                                     Assistant Director - Disability Benefits
James L. Lavold                                      Associate Director - Meetings
Elizabeth J. Lentini                                 Assistant General Counsel & Secretary
Sally Jo Lewis                                       Assistant General Counsel & Assistant Secretary
Mark P. Lichtenberger                                Associate Director - LINK Technical Planning
Paul E. Lima                                         Vice President-International Insurance Operations
Steven M. Lindstedt                                  Associate Director - Information Systems
Melissa C. Lloyd                                     Assistant Director - Advanced Marketing
James Lodermeier                                     Assistant Director - Tax Planning
George R. Loxton                                     Assistant General Counsel & Assistant Secretary
Mary M. Lucci                                        Director - New Business
Christine M. Lucia                                   Human Resources Officer
Mark J. Lucius                                       Corporate Information Officer
Merrill C. Lundberg                                  Assistant General Counsel & Assistant Secretary
Jon K. Magalska                                      Associate Actuary
Jean M. Maier                                        Vice President - Policyowner Services
Joseph Maniscalco                                    Associate Director - Information Systems
Raymond J. Manista                                   Assistant General Counsel and Secretary
Steven C. Mannebach                                  Director - Field Financial Services
Jeffrey S. Marks                                     Multi Life, Research & Reinsurance Officer
Steve Martinie                                       Assistant General Counsel & Assistant Secretary
Ted A. Matchulat                                     Actuarial Products Officer
Shawn P. Mauser                                      Assistant Director Personal Markets
Margaret McCabe                                      Director - Policy Benefits Systems
Richard A. McComb                                    Director - Human Resources
William L. McCown                                    Vice President & Investment Counsel
Paul E. McElwee                                      Assistant General Counsel & Assistant Secretary
Allen J. McDonell                                    Assistant Director - Compliance
James L. McFarland                                   Assistant General Counsel & Secretary
Daniel E. McGinley                                   Director - Management Development
Mark J. McLennon                                     Assistant Director
Arthur J. Mees, Jr.                                  Assistant Actuary
Robert J. Meiers                                     Ad Valorem Tax Manager

Larry S. Meihsner                                    Assistant General Counsel & Assistant Secretary
Robert G. Meilander                                  Vice President
Richard E. Meyers                                    Assistant General Counsel
Patricia A. Michel                                   Assistant Director - Policyowner Services
Lynn A. Milewski                                     Assistant Director - Annuity Products
Jay W. Miller                                        Vice President & Tax Counsel
Sara K. Miller                                       Vice President
Jill Mocarski                                        Associate Medical Director
Tom M. Mohr                                          Long Term Care Officer
Richard C. Moore                                     Associate Actuary
Scott J. Morris                                      Assistant General Counsel and Assistant Secretary
Sharon A. Morton                                     Investment Officer
Adrian J. Mullin                                     Assistant Director - Personal Markets
Timothy P. Murphy                                    Assistant Director-Marketing
Randolph J. Musil                                    Assistant Director - Advanced Marketing
John E. Muth                                         Assistant Director - Advanced Marketing
David K. Nelson                                      Assistant General Counsel
Ronald C. Nelson                                     Director - Annuity Products
Timothy Nelson                                       Assistant Director - Marketing
Leon W. Nesbitt                                      Vice President-Agency
Karen M. Niessing                                    Director - Policyowner Services
Daniel J. O'Meara                                    Director - Field Financial
Mary Joy O'Meara                                     Assistant Director - Advanced Marketing
Mary S. Ogorchock                                    Assistant General Counsel and Assistant Secretary
Kathleen A. Oman                                     Director - Information Systems
Thomas A. Pajewski                                   Investment Research Officer
Arthur V. Panighetti                                 Director - Tax Planning
Christen L. Partleton                                Associate Director - Policyowner Services
Jeffrey L. Pawlowski                                 Assistant Director - Agency
David W. Perez                                       Assistant General Counsel
Judith L. Perkins                                    Assistant General Counsel & Assistant Secretary
Wilson D. Perry                                      Assistant General Counsel & Assistant Secretary
Peter T. Petersen                                    Assistant Director - Long Term Care
Gary N. Peterson                                     Actuary
John C. Peterson                                     Director of Policyowner Services - West
Harvey W. Pogoriler                                  Assistant General Counsel
Randolph R. Powell, M.D.                             Medical Director
Brian D. Powers                                      Director - Trust Services
Mark A. Prange                                       Associate Director - Information Systems
Brian R. Pray                                        Assistant Regional Director - New Business
Thomas O. Rabenn                                     Assistant General Counsel and Secretary
Steven M. Radke                                      Legislative Representative
David R. Remstad                                     Senior Actuary
David R. Retherford                                  Assistant Director of New Business - Central
Stephen M. Rhode                                     Assistant Director - Qualified Benefits
Richard R. Richter                                   Vice President
Daniel A. Riedl                                      Assistant General Counsel
Marcia Rimai                                         Vice President - Litigation Counsel
Kathleen M. Rivera                                   Vice President - Insurance Counsel
Bethany M. Rodenhuis                                 Assistant General Counsel and Assistant Secretary
Faith B. Rodenkirk                                   Assistant Director - Group Marketing
James S. Rolfsmeyer                                  Assistant Director - Information Systems
Robert K. Roska                                      Associate Director - Information Systems

Sue M. Roska                                         Director - Systems and Services
Harry L. Ruppenthal                                  Assistant Director of Policyowner Services - East
Stephen G. Ruys                                      Associate Director - Information Systems
Mary Ann Schachtner                                  Director - Field Training & Development
Linda Ann Schaefer                                   Associate Director - Marketing
Timothy G. Schaefer                                  Assistant Director - Information Systems
Thomas F. Scheer                                     Assistant General Counsel & Assistant Secretary
Carlen A. Schenk                                     Associate Director
Jane A. Schiltz                                      Vice President - Disability Income
Kathleen H. Schluter                                 Assistant General Counsel & Secretary
Calvin R. Schmidt                                    Associate Director - Information Systems
Rodd Schneider                                       Assistant General Counsel and Secretary
Sarah R. Schneider                                   Assistant Director - Corporate Planning
John O. Schnorr                                      Assistant Director
Margaret R. Schoewe                                  Vice President - Information Systems
John F. Schroeder                                    Associate Director of Field Office Real Estate
Donna L. Schwartz                                    Assistant Director - New Business
Melva T. Seabron                                     Director - Corporate Services
Norman W. Seguin, II                                 Investment Officer - Ad Valorem Taxes
Catherine L. Shaw                                    Assistant General Counsel & Assistant Secretary
John E. Sheaffer, Jr.                                Assistant Director - Agent Development
Janet Z. Silverman                                   Director - New Business
Stephen M. Silverman                                 Assistant General Counsel
David W. Simbro                                      Managing Director - Life Marketing
Paul W. Skalecki                                     Associate Actuary
Cynthia S. Slavik                                    Assistant Director - Environmental Engineer
Mark W. Smith                                        Assistant General Counsel & Assistant Secretary
Warren L. Smith, Jr.                                 Investment Officer - Architecture
Steven W. Speer                                      Director - Public Markets
Robert J. Spellman, M.D.                             Vice President & Chief Medical Director
Steve P. Sperka                                      Assistant Actuary
Mark A. Stalsberg                                    Assistant Director - Agency
Barbara J. Stansberry                                Director - New Business
Bonnie L. Steindorf                                  Director - Department Operations
Steven H. Steidinger                                 Assistant Director - Marketing
Karen J. Stevens                                     Assistant General Counsel & Assistant Secretary
Steven J. Stribling                                  Actuary
Stephen J. Strommen                                  Associate Actuary
Theodore H. Strupp                                   Associate Director - Communications
Daniel J. Suprenant                                  Director - Group Disability Marketing
Victoria A. Sweigart                                 Human Resources Officer
Rachel L. Taknint                                    Assistant General Counsel & Assistant Secretary
Thomas Talajkowski                                   Assistant Director - Tax Compliance
Paul B. Tews                                         Director - Investment Planning
Deanna L. Tillisch                                   Assistant Director - Media Relations
Susan M. Tompkins                                    Director - Agency
Thomas W. Towers                                     Director - Public Relations
Gloria E. Tracy                                      Assistant Director - Marketing
Linda K. Tredupp                                     Assistant Director - Information Systems
Chris G. Trost                                       Actuary
Mark J. Van Cleave                                   Assistant Director of Marketing Research
Michael T. Van Grinsven                              Assistant Director - Management Development
Mary Beth Van Groll                                  Vice President - Information Systems

Gloria J. Venski                                     Associate Director - Disability Benefits
Janine L. Wagner                                     Assistant Director - Information Systems
Scott E. Wallace                                     Assistant Director - Policyowner Services
Hal W. Walter                                        Vice President
P. Andrew Ware                                       Vice President
Mary L. Wehrle-Schnell                               Associate Director - Information Systems
Daniel T. Weidner                                    Assistant Director - Information Systems
Joel S. Weiner                                       Assistant Medical Director
Ronald J. Weir                                       Associate Director - Information Systems
Kenneth R. Wentland                                  Assistant Director of Policyowner Services - East
Sandra D. Wesley                                     Associate Director of Special Projects
Catherine A. Wilbert                                 Assistant General Counsel & Secretary
David L. Wild                                        Director - Corporate Services
Donald R. Wilkinson                                  Vice President - Agency
Becki L. Williams                                    Assistant Director - Marketing Development
Jeffrey B. Williams                                  Risk Manager
John K. Wilson                                       Director - Personal Markets
Scott J. Witt                                        Assistant Actuary
Penelope A. Woodcock                                 Associate Director - Benefit Systems
Richard W. Woody                                     Assistant Director - Agency
Robert J. Wright                                     Industry Trends Officer
Stanford A. Wynn                                     Assistant Director - Advanced Marketing
Catherine M. Young                                   Assistant General Counsel & Secretary
Michael L. Youngman                                  Vice President - Legislative Representative
James A. Youngquist                                  Associate Actuary
Richard S. Zakrzewski                                Associate Research Officer
John Zao                                             Assistant Director - Information Systems
Diana M. Zawada                                      Associate Director
Rick T. Zehner                                       Director - Corporate Development
Patricia A. Zimmermann                               Investment Officer - Real Estate Systems
Ray Zimmermann                                       Director - LINK Information Network
Philip R. Zwieg                                      Vice President - Technical Support
Robert E. Zysk                                       Director - Tax Compliance


The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         The subsidiaries of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"), as of December 31, 1999, are set forth on pages C-13 and C-14. In addition to the subsidiaries set forth on pages C-13 and C-14, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern
Mutual:


         1.       NML Variable Annuity Account A
         2.       NML Variable Annuity Account B
         3.       NML Variable Annuity Account C
         4.       Northwestern Mutual Variable Life Account

         Northwestern Mutual Series Fund, Inc. and Russell Insurance Funds (the "Funds") shown on page C-13 as subsidiaries of Northwestern Mutual, are investment companies registered under the Investment Company Act of 1940, offering their shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the accounts, or in the same proportions as the shares which are so voted.

                    NORTHWESTERN MUTUAL CORPORATE STRUCTURE*
                            (AS OF DECEMBER 31, 1999)

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
     General Account
     NML Variable Annuity Account A
     NML Variable Annuity Account B
     NML Variable Annuity Account C
     NML Group Annuity Separate Account
     NML Variable Life Account
     Eiger Corporation - 100%
     Frank Russell Company and its subsidiaries - 100%
     Bradford, Inc. - 100%
     NML/Tallahassee, Inc. - 100%
     Northwestern Investment Management Company - 100%
     Northwestern Mutual Las Vegas, Inc. - 100%
     Northwestern Long Term Care Insurance Company - 100%
     Northwestern International Holdings, Inc. - 100%
     Northwestern Foreign Holdings B.V. - 100%
     Saskatoon Centre, Limited - 100% (inactive)
     Northwestern Mutual Series Fund, Inc. (and its 11 portfolios) - 100% Russell Insurance Funds (and its 5 funds) - 70.8%
     Mason Street Funds, Inc. (and its 11 funds) - 77.03%
     MGIC Investment Corporation - 11%.
     MGIC holds 100% of the voting stock of the following:
      Mortgage Guaranty Reinsurance Corporation, MGIC, MGIC Reinsurance Corporation of Wisconsin, MGIC Mortgage Insurance Corporation, and various subsidiaries.
     Baird Financial Corporation - 80%. Baird Financial Corporation holds 80% of the voting stock of Robert W. Baird & Co., Incorporated and various subsidiaries.
     Northwestern Mutual Investment Services, LLC - 100%
     Northwestern Reinsurance Holdings N.V. - 100%
     Northwestern Financial Group LLC - 100% (inactive)
     NML - CBO, LLC - 49%

NML REAL ESTATE HOLDINGS, LLC - 100%
The Grand Avenue Corporation - 98.54%                      Mitchell, Inc. - 100%
Marina Pacific, Ltd. - 100%                                Cass Corporation - 100%
Solar Resources, Inc. - 100%                               Burgundy, Inc. - 100%
Rocket Sports, Inc. - 100% (inactive)                      Amber, Inc. - 100%
Summit Sports, Inc. - 100% (inactive)                      Olive, Inc. - 100%
Greenway Sports, Inc. - 100% (inactive)                    Bayridge, Inc. - 100%
RE Corporation - 100%                                      Ryan, Inc. - 100%
INV Corp. - 100%                                           Pembrook, Inc. - 100%
Buffalo Promotions, Inc. - 100% (inactive)                 PBClub, Inc. - 100%
NW Greenway #1 - 100% (inactive)                           Diversey, Inc. - 100%
NW Greenway #9 - 100% (inactive)                           Larkin, Inc. - 100% (inactive)
Logan, Inc. - 100%                                         Russet, Inc. - 100% (inactive)

* Except for MGIC Investment Corporation and its subsidiaries, includes all NML mutual funds and other corporations of which 50% or more voting power is controlled by NML.

               NORTHWESTERN MUTUAL CORPORATE STRUCTURE, CONTINUED*
                            (AS OF DECEMBER 31, 1999)


NML SECURITIES HOLDINGS, LLC-100%

    NW Pipeline, Inc. - 100%                                       Kristina International Sales, Inc. - 100%
    Painted Rock Development Corporation - 100%                    NML/Mid Atlantic, Inc. - 100%
    NML Development Corporation - 100%                             KerryAnne International Sales, Inc. - 100%
    Stadium and Arena Management, Inc. - 100%                      Regina International Sales, Inc. - 100%
    Carlisle Ventures, Inc. - 100%
    Park Forest Northeast, Inc. - 100%
    Travers International Sales, Inc. - 100%
    Highbrook International Sales, Inc. - 100%
    Elderwood International Sales, Inc. - 100%
    Mallon International Sales, Inc. - 100%
    Higgins, Inc. - 100%
    Hobby, Inc. - 100%
    Baraboo, Inc. - 100%
    Elizabeth International Sales, Inc. - 100%
    Sean International Sales, Inc. - 100%
    Alexandra International Sales, Inc. - 100%
    Brian International Sales, Inc. - 100%
    Jack International Sales, Inc. - 100%
    Brendan International Sales, Inc. - 100%
    Justin International FSC, Inc. - 100%
    Mason & Marshall, Inc. - 100%
    North Van Buren, Inc. - 100%
    Northwestern Mutual Life
      International, Inc. - 100%
    White Oaks, Inc. - 100%
    Hazel, Inc. - 100%
    Maroon, Inc. - 100%
    Coral, Inc. - 100%
    Lydell, Inc. - 100%
    Klode, Inc. - 100%
    Chateau, Inc. - 100% (inactive)
    Lake Bluff, Inc. - 100% (inactive)
    Nicolet, Inc. - 100% (inactive)
    Tupelo, Inc. - 100% (inactive)


* Except for MGIC Investment Corporation and its subsidiaries, includes all NML mutual funds and other corporations of which 50% or more voting power is controlled by NML.

Item 27. Number of Contract Owners

         As of March 31, 2000, the number of contract owners of NML Variable Annuity Account C was 781. All contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code.

Item 28. Indemnification

         That portion of the By-laws of Northwestern Mutual relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed herein as an exhibit to the Registration Statement.

Item 29. Principal Underwriters

         (a) Northwestern Mutual Investment Services, LLC ("NMIS"), the broker-dealer subsidiary of Northwestern Mutual, may be considered the principal underwriter currently distributing securities of the Registrant. NMIS is also co-depositor, and may be considered the principal underwriter, for NML Variable Annuity Account B and Northwestern Mutual Variable Life Account, separate investment accounts of Northwestern Mutual registered under the Investment Company Act of 1940 as unit investment trusts. In addition NMIS is the investment adviser for Northwestern Mutual Series Fund, Inc.

         (b) The directors and officers of NMIS are as follows:

Name                                                          Position
----                                                          --------
Ronald C. Alberts                                         Vice President - Fixed Income Securities
Maria J. Avila                                            Assistant Treasurer
Barbara Bay                                               Assistant Director, Equity Compliance, NMIS
                                                            Office of Supervisory Jurisdiction
Deborah A. Beck                                           Director and Vice President, Variable Life
                                                            Administration
William H. Beckley                                        Executive Vice President, Sales
Peter W. Bruce                                              Director
Thomas A. Carroll                                         Vice President - Common Stocks
Walter J. Chossek                                           Treasurer
Timothy S. Collins                                        Vice President - Fixed Income Securities
Barbara E. Courtney                                       Assistant Treasurer
Jefferson V. De Angelis                                   Vice President - Fixed Income Securities
Mark G. Doll                                              Executive Vice President, Investment Advisory Services
James R. Eben                                             Assistant Secretary
Richard L. Hall                                           Vice President, Variable Life Marketing
Lisa M. Heise                                             Assistant Director, Equity Compliance, NMIS Office of
                                                            Supervisory Jurisdiction
Laila V. Hick                                             Assistant Director, Equity Compliance, NMIS Office of
                                                            Supervisory Jurisdiction
Beatrice C. Kmiec                                         Assistant Vice President, Variable Life Administration
Merrill C. Lundberg                                       Secretary
Meridee J. Maynard                                        President and CEO
Varun Mehta                                               Vice President - Fixed Income Securities
Allan J. McDonell                                         Vice President and Chief Compliance Officer
Ignatius L. Smetek                                        Vice President - Common Stocks

Leonard F. Stecklein                                      Vice President, Trust Services
Steven P. Swanson                                         Vice President
Carla A. Thoke                                            Director, Equity Compliance, NMIS Office of
                                                            Supervisory Jurisdiction
J. Edward Tippetts                                        Vice President, Sales Support
Julie Van Cleave                                          Vice President - Common Stocks
Patricia L. Van Kampen                                    Vice President - Common Stocks
William R. Walker                                         Vice President
Edward J. Zore                                            Director
Robert J. Ziegler                                         Assistant Treasurer

The address for each director and officer of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

         (c) During 1999 life insurance agents of Northwestern Mutual who are also registered representatives of NMIS received commissions, including general agent overrides, in the aggregate amount of $133,785 for sales of variable annuity contracts, and interests therein, issued in connection with the Registrant. NMIS received compensation for its investment advisory services from Northwestern Mutual Series Fund, Inc., the investment company in which assets of the Registrant are invested.

Item 30. Location of Accounts and Records

         All accounts, books or other documents required to be maintained in connection with the Registrant's operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31. Management Services

         There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32. Undertakings

         (a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

         As required by the Securities Act of 1933, the Registrant, NML Variable Annuity Account C, certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 25th day of April, 2000.

                                                              NML VARIABLE ANNUITY ACCOUNT C
                                                              (Registrant)

                                                              By THE NORTHWESTERN MUTUAL LIFE
                                                                  INSURANCE COMPANY
                                                                  (Depositor)


Attest: JOHN M. BREMER                                        By: JAMES D. ERICSON
       ---------------------------------------                   -----------------------------------------
        John M. Bremer, Senior Executive Vice                     James D. Ericson, Chairman
        President and Secretary                                   and Chief Executive Officer


         As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 25th day of April, 2000.

                                                              THE NORTHWESTERN MUTUAL LIFE
                                                              INSURANCE COMPANY
                                                              (Depositor)


Attest: JOHN M. BREMER                                        By: JAMES D. ERICSON
       ----------------------------------------                  -----------------------------------------
        John M. Bremer, Senior Executive Vice                 James D. Ericson, Chairman
        President and Secretary                               and Chief Executive Officer


         As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

Signature                                   Title
---------                                   -----
                                          Trustee, Chairman and
JAMES D. ERICSON                          Principal Executive and
-------------------------------------     Financial Officer
James D. Ericson


EDWARD J. ZORE                            President and Trustee
-------------------------------------
Edward J. Zore
                                                                                        Dated
                                                                                        April 25, 2000
GARY E. LONG                              Vice President, Controller
-------------------------------------     and Principal Accounting
Gary E. Long                              Officer


HAROLD B. SMITH*                          Trustee
-------------------------------------
Harold B. Smith

J. THOMAS LEWIS*                            Trustee
-------------------------------------
J. Thomas Lewis


PATRICIA ALBJERG GRAHAM*                    Trustee
-------------------------------------
Patricia Albjerg Graham*


R. QUINTUS ANDERSON*                        Trustee
-------------------------------------
R. Quintus Anderson


STEPHEN F. KELLER*                          Trustee
-------------------------------------
Stephen F. Keller


PIERRE S. du PONT*                          Trustee
-------------------------------------
Pierre S. du Pont


J. E. GALLEGOS*                             Trustee                             Dated
-------------------------------------                                           April 25, 2000
J. E. Gallegos


KATHRYN D. WRISTON*                         Trustee
--------------------------------------
Kathryn D. Wriston


BARRY L. WILLIAMS*                          Trustee
--------------------------------------
Barry L. Williams


GORDON T. BEAHAM III*                       Trustee
--------------------------------------
Gordon T. Beaham III


DANIEL F. McKEITHAN, JR.*                   Trustee
--------------------------------------
Daniel F. McKeithan, Jr.


EDWARD E. BARR*                             Trustee
--------------------------------------
Edward E. Barr


ROBERT C. BUCHANAN*                         Trustee
--------------------------------------
Robert C. Buchanan


SHERWOOD H. SMITH, JR.*                     Trustee
--------------------------------------
Sherwood H. Smith, Jr.

H. MASON SIZEMORE, JR.*                     Trustee
----------------------------------------
H. Mason Sizemore, Jr.


JOHN J. STOLLENWERK*                        Trustee
----------------------------------------
John J. Stollenwerk


GEORGE A. DICKERMAN*                        Trustee                             Dated
----------------------------------------                                        April 25, 2000
George A. Dickerman


GUY A. OSBORN*                              Trustee
----------------------------------------
Guy A. Osborn


JOHN E. STEURI*                             Trustee
----------------------------------------
John E. Steuri


STEPHEN N. GRAFF*                           Trustee
----------------------------------------
Stephen N. Graff


BARBARA A. KING*                            Trustee
----------------------------------------
Barbara A. King


TIMOTHY D. PROCTOR*                         Trustee
----------------------------------------
Timothy D. Proctor


PETER M. SOMMERHAUSER*                      Trustee
----------------------------------------
Peter M. Sommerhauser


*By:  JAMES D. ERICSON
     -------------------------------------------
     James D. Ericson, Attorney in Fact,
     pursuant to the Power of Attorney
     attached hereto

                                POWER OF ATTORNEY


         The undersigned Trustees of THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY hereby constitute and appoint James D. Ericson and Robert E. Carlson, or either of them, their true and lawful attorneys and agents to sign the names of the undersigned Trustees to (1) the registration statement or statements to be filed under the Securities Act of 1933 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto in connection with variable contracts issued or sold by The Northwestern Mutual Life Insurance Company or any separate account credited therein and (2) the Form 10-K Annual Report or Reports of The Northwestern Mutual Life Insurance Company and/or its separate accounts for its or their fiscal year ended December 31, 1999 to be filed under the Securities Exchange Act of 1934 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto. "Variable contracts" as used herein means any contracts providing for benefits or values which may vary according to the investment experience of any separate account maintained by The Northwestern Mutual Life Insurance Company, including variable annuity contracts and variable life insurance policies. Each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, each of the undersigned has subscribed these presents this 28th day of July, 1999.



                               R. QUINTUS ANDERSON                     Trustee
                               ----------------------------------------
                               R. Quintus Anderson



                               EDWARD E. BARR                          Trustee
                               ----------------------------------------
                               Edward E. Barr



                               GORDON T. BEAHAM III                    Trustee
                               ----------------------------------------
                               Gordon T. Beaham III



                               ROBERT C. BUCHANAN                      Trustee
                               ----------------------------------------
                               Robert C. Buchanan



                               ROBERT E. CARLSON                       Trustee
                               ----------------------------------------
                               Robert E. Carlson



                               GEORGE A. DICKERMAN                     Trustee
                               ----------------------------------------
                               George A. Dickerman

                               PIERRE S. du PONT                       Trustee
                               ----------------------------------------
                               Pierre S. du Pont



                               JAMES D. ERICSON                        Trustee
                               ----------------------------------------
                               James D. Ericson



                               J. E. GALLEGOS                          Trustee
                               ----------------------------------------
                               J. E. Gallegos



                               STEPHEN N. GRAFF                        Trustee
                               ----------------------------------------
                               Stephen N. Graff



                               PATRICIA ALBJERG GRAHAM                 Trustee
                               ----------------------------------------
                               Patricia Albjerg Graham



                               STEPHEN F. KELLER                       Trustee
                               ----------------------------------------
                               Stephen F. Keller



                               BARBARA A. KING                         Trustee
                               ----------------------------------------
                               Barbara A. King



                               J. THOMAS LEWIS                         Trustee
                               ----------------------------------------
                               J. Thomas Lewis



                               DANIEL F. McKEITHAN, JR.                Trustee
                               ----------------------------------------
                               Daniel F. McKeithan, Jr.



                               GUY A. OSBORN                           Trustee
                               ----------------------------------------
                               Guy A. Osborn

                               TIMOTHY D. PROCTOR                      Trustee
                               ----------------------------------------
                               Timothy D. Proctor



                               H. MASON SIZEMORE, JR.                  Trustee
                               ----------------------------------------
                               H. Mason Sizemore, Jr.



                               HAROLD B. SMITH                         Trustee
                               ----------------------------------------
                               Harold B. Smith



                               SHERWOOD H. SMITH, JR.                  Trustee
                               ----------------------------------------
                               Sherwood H. Smith, Jr.




                               JOHN E. STEURI                          Trustee
                               ----------------------------------------
                               John E. Steuri



                               JOHN J. STOLLENWERK                     Trustee
                               ----------------------------------------
                               John J. Stollenwerk



                               BARRY L. WILLIAMS                       Trustee
                               ----------------------------------------
                               Barry L. Williams



                               KATHRYN D. WRISTON                      Trustee
                               ----------------------------------------
                               Kathryn D. Wriston



                               PETER M. SOMMERHAUSER                   Trustee
                               ----------------------------------------
                               Peter M. Sommerhauser

                                  EXHIBIT INDEX
                          EXHIBITS FILED WITH FORM N-4
                       POST-EFFECTIVE AMENDMENT NO. 20 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                       FOR
                         NML VARIABLE ANNUITY ACCOUNT C


         Exhibit Number                              Exhibit Name
         --------------                              ------------

         Exhibit B(10)                               Consent of PricewaterhouseCoopers LLP

         The following documents, previously included in the Registration
         Statement and amendments thereto, are herein restated in electronic format:

         Exhibit B(1)(a)                             Resolution of the Board of Trustees of  The
                                                     Northwestern Mutual Life  Insurance Company
                                                     creating the Account

         Exhibit B(1)(b)                             Resolution of the Board of Trustees of The
                                                     Northwestern Mutual Life Insurance Company to use
                                                     the Account to facilitate the issuance and
                                                     maintenance of the Contracts and renaming the
                                                     Account "NML Variable
                                                     Annuity Account C"
